As filed with the Securities and Exchange             Registration No. 333-56297
Commission on February 25, 1999                       Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        POST-EFFECTIVE AMENDMENT NO. 5 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------
     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                           Julie E. Rockmore, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4A, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:


              60 days after filing pursuant to paragraph (a)(1) of Rule 485

     -------
        X     on May 3, 1999 pursuant to paragraph (a)(1) of Rule 485
     -------

                           VARIABLE ANNUITY ACCOUNT B

                              CROSS REFERENCE SHEET

 FORM N-4
 ITEM NO.                          PART A (PROSPECTUS)                                 LOCATION - PROSPECTUS

     1           Cover Page...........................................    Cover Page

     2           Definitions..........................................    Not Applicable

     3           Synopsis.............................................    Contract Overview; Fee Table

     4           Condensed Financial Information......................    Condensed Financial Information; Appendix IV
                                                                          Condensed Financial Information

     5           General Description of Registrant, Depositor, and
                 Portfolio Companies..................................    Other Topics - The Company; Variable Annuity
                                                                          Account B; Appendix III The Funds

     6           Deductions and Expenses..............................    Fees

     7           General Description of Variable Annuity Contracts....    Contract Overview

     8           Annuity Period.......................................    The Income Phase

     9           Death Benefit........................................    Death Benefit

    10           Purchases and Contract Value.........................    Purchase and Rights; Your Account Value

    11           Redemptions..........................................    Your Right to Cancel; Systematic Distribution Options

    12           Taxes................................................    Taxation

    13           Legal Proceedings....................................    Other Topics - Legal Matters and Proceedings

    14           Table of Contents of the Statement of Additional
                 Information..........................................    Contents of the Statement of Additional Information

 FORM N-4                         PART B (STATEMENT OF                       LOCATION - STATEMENT OF
 ITEM NO.                        ADDITIONAL INFORMATION)                     ADDITIONAL INFORMATION
    15           Cover Page...........................................    Cover page

    16           Table of Contents....................................    Table of Contents

    17           General Information and History......................    General Information and History

    18           Services.............................................    General Information and History; Independent Auditors

    19           Purchase of Securities Being Offered.................    Offering and Purchase of Contract

    20           Underwriters.........................................    Offering and Purchase of Contract

    21           Calculation of Performance Data......................    Performance Data; Average Annual Total Return Quotations

    22           Annuity Payments.....................................    Income Phase Payments

    23           Financial Statements.................................    Financial Statements

                           Part C (Other Information)
                           --------------------------

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT B


                   Aetna Life Insurance and Annuity Company


                          Supplement Dated May 3, 1999
                           to May 3, 1999 Prospectus


GENERAL DESCRIPTION OF GET E

Series E of the Aetna GET Fund (GET E) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET E. Aeltus Investment Management, Inc. is the investment adviser to GET E.

We will offer GET E shares only during its offering period, which is scheduled to run from June 15, 1999 through the close of business on September 14, 1999. GET E may not be available under your contract, your plan or in your state. Please read the GET E prospectus for a more complete description of GET E, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET E

GET E seeks to achieve maximum total return, without compromising a targeted minimum rate of return, by participating in favorable equity market performance during its guarantee period. GET E's guarantee period runs from September 15, 1999 through September 14, 2004.

THE GET FUND GUARANTEE

The guarantee period for GET E will end on September 14, 2004, which is GET E's maturity date. We guarantee that the value of an accumulation unit of the GET E subaccount under the contract on the maturity date (as valued after the close of business on September 14, 2004), will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET E subaccount to make up the difference.

If you withdraw or transfer funds from GET E before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has invested amounts in GET E. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET E amounts. If you do not make a choice, on the maturity date we will transfer your GET E amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund Series is available, we will transfer the account value to the fund or funds designated by Aetna.

INCOME PHASE

GET E is not available during the income phase. You should not select this option if you wish to begin income payments or to make other withdrawals or transfers before the maturity date. You must transfer your GET E account value to another available investment option before you may elect an income phase payment option.

REINVESTMENT

Some contracts allow you to reinvest all or a portion of the proceeds after a full withdrawal. If you withdraw amounts from GET E and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET E amounts among the other investment options in which you were invested, on a pro rata basis.

The following information supplements the Fee Table contained in the prospectus:

FEES DEDUCTED FROM YOUR INVESTMENTS IN THE SUBACCOUNTS

In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET E investment option:

GET E Guarantee Charge (deducted daily during the Guarantee Period) .....   0.50%
Maximum Total Separate Account Expenses ..................................  1.90%(1)

(1) The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

The following information supplements the Fund Expense Table contained in the prospectus

Aetna GET Fund Series E Annual Expenses
(As a percentage of the average net assets)

                               Investment                             Total Fund Annual Expenses
                             Advisory Fees(1)   Other Expenses(2)   (after expense reimbursement)(3)
                            ----------------   -----------------   -------------------------------
Aetna GET Fund Series E            0.60%              0.15%                  0.75%

For more information regarding expenses paid out of assets of the fund, see the GET E prospectus.

The following information supplements the Hypothetical Examples contained in the prospectus.












-----------------------

(1) The Investment Advisory Fee will be 0.25% during the offering period. An annual management fee of 0.60% will apply during the guarantee period.

(2) "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET E and any additional direct fund expenses.

(3) The adviser is contractually obligated through December 31, 2000 to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that the Fund's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets.

Hypothetical Examples--Aetna GET Fund Series E

The following hypothetical example shows the fees and expenses paid over time if you invest $1,000 in the GET E investment option under the contract (until GET E's maturity date) and a 5% annual return on the investment.(1)


                                                     Example A                                 Example B
                                                     ---------                                 ---------
o This example is purely                If you withdrew your entire account        If at the end of the periods shown
  hypothetical.                         value at the end of the periods            you (1) leave your entire account
o It should not be considered a         shown, you would pay the following         value invested or (2) select an
  representation of past or future      expenses, including any applicable         income phase payment option, you
  expenses or expected returns.         early withdrawal charge:                   would pay the following expenses
o Actual expenses and/or                                                           (no early withdrawal charge is
  returns may be more or less                                                      reflected):*
  than those shown in this
  example.

                                        1 year   3 years   5 years                  1 year   3 years   5 years
                                       -------- --------- ---------                 -------- --------- --------
Aetna GET Fund Series E                $        $         $                         $        $         $

-----------------------

(1) The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET E guarantee charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to .xxx%, and all charges and expenses of the GET E Fund. Example A reflects an early withdrawal charge of 7% of the account value at the end of year 1, 6% at the end of year 3, and 4% at the end of year 5. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

* This example does not apply if during the income phase, you select a nonlifetime payment option with variable payments and a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).








X.GETERETAIL-99

                       Contract Prospectus - May 3, 1999
--------------------------------------------------------------------------------


The Funds

Aetna Balanced VP, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Aetna Growth VP

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Aetna Index Plus Large Cap VP

Aetna International VP

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Aetna Real Estate Securities VP

Aetna Small Company VP

AIM V.I. Capital Appreciation Fund

AIM V.I. Growth Fund

AIM V.I Growth and Income Fund

AIM V.I. Value Fund

Fidelity VIP Equity-Income Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP II Contrafund Portfolio

Janus Aspen Aggressive Growth Portfolio

Janus Aspen Balanced Portfolio

Janus Aspen Growth Portfolio

Janus Aspen Worldwide Growth Portfolio

MFS Total Return Series

[Mitchell Hutchins Series Trust Growth & Income Portfolio]

[Mitchell Hutchins Series Trust Tactical Allocation Portfolio]

[Mitchell Hutchins Series Trust Small Cap Portfolio]

Oppenheimer Aggressive Growth Fund

Oppenheimer Growth & Income Fund

Oppenheimer Strategic Bond Fund

Portfolio Partners MFS Emerging Equities Portfolio

Portfolio Partners MFS Research Growth Portfolio

Portfolio Partners MFS Value Equity Portfolio

Portfolio Partners Scudder International Growth Portfolio


The Contract. The contract described in this prospectus is a group or individual deferred variable annuity contract issued by Aetna Life Insurance and Annuity Company (the Company, we, us). It is issued as either a nonqualified deferred annuity, including contracts offered to a custodian for an Individual Retirement Account as described in Section 408(a) of the Internal Revenue Code of 1986, as amended (Tax Code); a qualified individual retirement annuity (IRA); a qualified Roth IRA; or as a qualified contract for use with certain employer sponsored retirement plans.

The Contract is not available as a SIMPLE IRA under Tax Code Section 408(p).

--------------------------------------------------------------------------------
Why Reading this Prospectus Is Important This prospectus contains facts about the contract you should know before purchasing. Read this prospectus carefully. If you purchase the contract, retain this prospectus for future reference.

Table of Contents . . . page 3
--------------------------------------------------------------------------------

Contract Design. The contract described in this prospectus is designed to:

> Help you save for retirement security while receiving beneficial tax treatment

> Offer a variety of investment options to help meet long-term financial goals

> Provide a death benefit to the beneficiary you designate

> Provide payments for life or for a specified period

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks associated with investing in the Funds. Information about the risks of investing in the funds is located in the "Investment Option" section in this prospectus and in each fund prospectus. Retain the fund prospectuses for future reference.

Fixed Interest Options.

> ALIAC Guaranteed Account (the Guaranteed Account)

> Fixed Account

Except as specifically mentioned, this prospectus describes only the investment options offered through the separate account. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Getting Additional Information. You may obtain the May 3, 1999, Statement of Additional Information (SAI) about the separate account by indicating your request on your application or calling us at 1-800-531-4547. You may also obtain

--------------------------------------------------------------------------------

an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account are posted on the Securities and Exchange Commission (SEC) web site, http://www.sec.gov. The SAI table of contents is listed on page 54 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale.

                          TABLE OF CONTENTS



-------------------------------------------------------------
 Contract Overview .......................................  4
 Contract Design
 Contract Facts
 Contract Phases: The Accumulation Phase, The Income Phase
 Questions: Contacting the Company
 Sending Requests in Good Order
--------------------------------------------------------------


Fee Table ..................................  7
Condensed Financial Information ............ 16
Investment Options ......................... 16
Transfers Among Investment Options ......... 17
Purchase and Rights ........................ 19
Right to Cancel ............................ 21
Transfers Between Option Packages .......... 22
Fees ....................................... 23
Your Account Value ......................... 27
Withdrawals ................................ 30
Systematic Distribution Options ............ 32
Death Benefit .............................. 33
The Income Phase ........................... 37
Taxation ................................... 41
Other Topics ............................... 49

The Company -- Variable Annuity Account B -- Contract Distribution -- Payment Delay or Suspension -- Performance Reporting -- Voting Rights -- Contract Modifications -- Transfer of Ownership: Assignment -- Involuntary Terminations -- Legal Matters and Proceedings -- Year 2000 Readiness



Contents of the Statement of Additional Information ......... 54
Appendix I -- ALIAC Guaranteed Account ...................... 55
Appendix II -- Fixed Account ................................ 58
Appendix III -- Description of Underlying Funds ............. 59
Appendix IV -- Condensed Financial Information .............. 74

[begin callout box]

Questions. Contact your local representative or write or call our Home Office at:

Aetna Retirement Services
Annuity Services
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-531-4547

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required for the request to be in "good order." We can only act upon requests that are received in good order.

[end callout box]

Contract Overview
--------------------------------------------------------------------------------
The following is intended as a summary. Please read each section of this prospectus for additional detail.


--------------------------------------------------------------------------------
                                Contract Design
--------------------------------------------------------------------------------

The contract described in this prospectus is a group or individual variable annuity contract. It is intended to be a retirement savings vehicle that receives beneficial tax treatment and offers a variety of investment options to help meet long-term financial goals.

--------------------------------------------------------------------------------
                                 Contract Facts
--------------------------------------------------------------------------------

Option Packages: There are three option packages available under the contract. You select an option package at the time of application. Each option package is distinct. See "Option Packages." The differences are summarized as follows:

-----------------------------------------------------------------------------------------------
                       Option Package I          Option Package II        Option Package III
-----------------------------------------------------------------------------------------------
 Mortality and
 Expense Risk
 Charge(1):             0.80%                     1.10%                     1.25%
-----------------------------------------------------------------------------------------------
 Death Benefit(2)  The greater of:           The greatest of:          The greatest of:
 on Death of the   (1) The sum of            (1) The sum of            (1) The sum of
 Annuitant(3):         all payments              all payments              all payments
                       made, adjusted            made, adjusted            made, adjusted
                       for amounts               for amounts               for amounts
                       withdrawn or              withdrawn or              withdrawn or
                       applied to an             applied to an             applied to an
                       income phase              income phase              income phase
                       payment as of             payment as of             payment as of
                       the claim date; or        the claim date; or        the claim date; or
                   (2) The account           (2) The account           (2) The account
                       value on the              value on the              value on the
                       claim date                claim date; or            claim date; or
                                             (3) The "step-up          (3) The "step-up
                                                 value" on the             value" on the
                                                 claim date                claim date; or
                                                                       (4) The "roll-up
                                                                           value" on the
                                                                           claim date
-----------------------------------------------------------------------------------------------
 Minimum Initial      Non-                      Non-                      Non-
 Payment/Account   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:   Qualified:
 Value(4):         $15,000      $1,500       $5,000       $1,500       $5,000       $1,500
-----------------------------------------------------------------------------------------------
 Free              10% of your account       10% of your account       10% of your account
 Withdrawals(5):   value each account        value each account        value each account
                   year, non-cumulative.     year, non-cumulative.     year, cumulative to
                                                                       a maximum 30%.
-----------------------------------------------------------------------------------------------
 Nursing Home
 Waiver -- Waiver
 of Early With-     Not available             Available                 Available
 drawal Charge(5):
 -----------------------------------------------------------------------------------------------


(1)See "Fee Table" and "Fees."

(2)See "Death Benefit."

(3)When a contract holder is not the annuitant, the amount of the death benefit is not the same as shown above under each option package. See "Death Benefit." A contract holder who is not the annuitant should seriously consider whether option packages II and III are suitable for their circumstances.

(4)See "Purchase and Rights."

(5)See "Fees."

Transferability. You may transfer from one option package to another. See "Transfers Between Option Packages."

> Transfers must occur on an account anniversary

> A written request for the transfer must be received by us within 60 days of an account anniversary

> Initial payment minimums need to be met

Free Look/Right to Cancel: You may cancel your contract within 10 days (or longer if required by state law) of receipt. See "Right to Cancel."

Death Benefit: Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Benefits during the income phase depend upon the payment option selected. See "Death Benefit" and "Income Phase."

Withdrawals: During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. In addition, the Tax Code restricts full and partial withdrawals in some circumstances. See "Withdrawals." Amounts withdrawn from the Guaranteed Account may be subject to a market value adjustment. See Appendix I.

Systematic Distribution Options: These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees and Expenses: Certain fees and expenses are deducted from the value of your contract. The fees and expenses deducted may vary depending upon the option package you select. See "Fee Table" and "Fees."

Taxation: The contract is designed to help defer taxes while saving for retirement. Taxes will generally be due when you receive a distribution from amounts accumulated. Tax penalties may apply in some circumstances. See "Taxation."

--------------------------------------------------------------------------------
                              Contract Phases
--------------------------------------------------------------------------------

I. The Accumulation Phase (accumulating dollars)
                                             [typeset representation of graphic]
STEP 1: You provide us with                       Payments to
your completed application                        Your Account
and initial payment. We                            Step 1
establish an account for you.

STEP 2: You direct us to invest
your payments in one or more           Aetna Life Insurance and Annuity Company
of the following:
(a) Fixed Interest Options              (a)        Step 2       (b)
(b) Variable Investment                Fixed     Variable Annuity
    Options (The variable             Interest      Account B
    investment options are the         Options
    subaccounts of Variable                      Variable Investment Options
    Annuity Account B. Each
    one invests in a specific                       The Subaccounts
    mutual fund.)                            A           B           Etc.

STEP 3: Each subaccount you select              Step 3
purchases shares of its
assigned fund.                            Mutual        Mutual
                                          Fund A        Fund B
II. The Income Phase When                   [end graphic]
you want to begin receiving
payments from your contract,
you may select from the options available. The contract offers several payment options (see "Income Phase"). In general, you may:

> Receive payments for a specified period of time or for life

> Receive payments monthly, quarterly, semi-annually or annually

> Select an option that provides for payments to beneficiaries

> Select fixed payments or payments that vary based on the performance of the variable investment options you select.

[begin callout box]

In this Section:

> Maximum Transaction Fees

> Maximum Fees Deducted from Investments in the Subaccounts

> Fund Fees

> Examples of Fee Deductions

See the "Fees" section for:

> How, When and Why Fees are Deducted

> Reduction, Waiver and/or  Elimination of Certain Fees

[end callout box]

Fee Table
--------------------------------------------------------------------------------
The tables and examples in this section show the fees that may affect your account value during the accumulation phase. See "Income Phase" for fees that may apply after you begin receiving payments under the contract.

Transaction Fees

Early Withdrawal Charge. This is a deferred sales charge. It is a percentage of the payments that you withdraw. The percentage will be determined by the early withdrawal charge that applies to your account. In certain cases this charge may not apply to all or a portion of your withdrawal. See "Fees--Early Withdrawal Charge" for additional information.

 Contracts Other Than Roth IRA Contracts:            Roth IRA Contracts:
------------------------------------------ ----------------------------------------
                             Early                                     Early
 Years From Receipt           Withdrawal   Completed Account            Withdrawal
  of Payment                  Charge        Years                       Charge
---------------------------- ------------- --------------------------- ------------
 Less than 2                      7%       Less than 1                      5%
 2 or more but less than 4        6%       1 or more but less than 2        4%
 4 or more but less than 5        5%       2 or more but less than 3        3%
 5 or more but less than 6        4%       3 or more but less than 4        2%
 6 or more but less than 7        3%       4 or more but less than 5        1%
 7 or more                        0%       5 or more                        0%

Maximum Annual Maintenance Fee....................................... $30.00(1)
Transfer charge....................................................... $0.00(2)

Fees Deducted from Investments in the Subaccounts
Maximum Amount During the Accumulation Phase
(Daily deductions equal to the given percentage on an annual basis)

> Option Package I--
     Mortality and Expense Risk Charge                                  0.80%
     Administrative Expense Charge                                      0.15%
                                                                        -----
     Total Separate Account Expenses                                    0.95%

> Option Package II--
     Mortality and Expense Risk Charge                                  1.10%
     Administrative Expense Charge                                      0.15%
                                                                        -----
     Total Separate Account Expenses                                    1.25%

> Option Package III--
     Mortality and Expense Risk Charge                                  1.25%
     Administrative Expense Charge                                      0.15%
                                                                        -----
     Total Separate Account Expenses                                    1.40%

Maximum Amount During the Income Phase
(Daily deductions equal to the given percentage on an annual basis)

> All Option Packages--
     Mortality and Expense Risk Charge                                  1.25%
     Administrative Expense Charge                                      0.00%(3)
                                                                        -----
     Total Separate Account Expenses                                    1.25%


(1)The maintenance fee will be waived if your account value is $50,000 or greater on the date this fee is due.

(2)During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers" for additional information.

(3)We currently do not deduct an administrative expense charge during the income phase; however, we reserve the right to deduct a daily charge of not more than 0.25% per year. See "Income Phase--Charges Deducted."

Fees Deducted by the Funds

Using this information. The following table shows the investment advisory fees and other expenses charged annually by each fund. Fund fees are one factor that impacts the value of a fund share. To learn more about additional factors impacting the share value, refer to the fund prospectus.

How fees are deducted. The fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 1998.


                              Fund Expense Table

                                                                         Investment
                                                                      Advisory Fees(1)      Other Expenses
                                                                       (before expense     (before expense       Total Fund
                                                                       reimbursement)       reimbursement)     Annual Expenses
                                                                     ------------------   -----------------   ----------------
Aetna Balanced VP, Inc. (2)
Aetna Bond VP (2)
Aetna Growth VP (2)
Aetna Growth and Income VP (2)
Aetna Index Plus Large Cap VP (2)
Aetna International VP (2)
Aetna Money Market VP (2)
Aetna Real Estate Securities VP (2)
Aetna Small Company VP (2)
AIM V.I. Capital Appreciation Fund (2)
AIM V.I. Growth Fund (2)
AIM V.I. Growth and Income Fund (2)
AIM V.I. Value Fund (2)
Fidelity VIP Equity-Income Portfolio (2)
Fidelity VIP High Income Portfolio (2)
Fidelity VIP II Contrafund Portfolio (2)
Janus Aspen Aggressive Growth Portfolio (2)
Janus Aspen Balanced Portfolio (2)
Janus Aspen Growth Portfolio (2)
Janus Aspen Worldwide Growth Portfolio (2)
MFS Total Return Series (2)
[Mitchell Hutchins Series Trust Growth & Income Portfolio (2)                                                                    ]
[Mitchell Hutchins Series Trust Tactical Allocation Portfolio (2)                                                                ]
[Mitchell Hutchins Series Trust Small Cap Portfolio (2)                                                                          ]
Oppenheimer Aggressive Growth Fund (2)
Oppenheimer Growth & Income Fund (2)
Oppenheimer Strategic Bond Fund (2)
Portfolio Partners MFS Emerging Equities Portfolio (2)
Portfolio Partners MFS Research Growth Portfolio (2)
Portfolio Partners MFS Value Equity Portfolio (2)
Portfolio Partners Scudder International Growth Portfolio (2)

Footnotes to the "Fees Deducted by the Funds" Table

(1) Certain of the fund advisers reimburse the Company for administrative costs incurred in connection with administering the funds as variable funding options under the contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.

(2) [Footnote text, as applicable will be filed by 485(b) amendment.]

Hypothetical Example: Option Package I -- For Contracts Other than ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $     ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $     ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $     ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package I -- For Contracts Issued as ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $       ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $       ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $       ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For Contracts Other than ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $         ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $         ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $         ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package II -- For Contracts Issued as ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $      ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For Contracts Other than ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $      ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Hypothetical Example: Option Package III -- For Contracts Issued as ROTH IRAs

Account Fees You May Incur Over Time. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the contract, assuming a 5% annual return on the investment. For the purpose of these examples, we converted the $30 maximum annual maintenance fee to a percentage of assets equal to 0.019%.


                                                              EXAMPLE A                                 EXAMPLE B
> These examples are purely hypothetical       ---------------------------------------    --------------------------------------
> They should not be considered a              If you withdraw your entire account        If at the end of the periods shown you
  representation of past or future expenses    value at the end of the periods shown,     (1) leave your entire account value
  or expected returns                          you would pay the following expenses,      invested or (2) select an income phase
> Actual expenses and/or returns may be        including any applicable early             payment option, you would pay the
  more or less than those shown in these       withdrawal charge:                         following expenses (no early with-
  examples                                                                                drawal charge is reflected):*
                                               1 year   3 years   5 years   10 years      1 year   3 years   5 years   10 years
                                               -------- --------- --------- ----------   ------- --------- --------- ---------
Aetna Balanced VP, Inc.                        $        $         $         $             $        $         $         $
Aetna Bond VP                                  $        $         $         $             $        $         $         $
Aetna Growth VP                                $        $         $         $             $        $         $         $
Aetna Growth and Income VP                     $        $         $         $             $        $         $         $
Aetna Index Plus Large Cap VP                  $        $         $         $             $        $         $         $
Aetna International VP                         $        $         $         $             $        $         $         $
Aetna Money Market VP                          $        $         $         $             $        $         $         $
Aetna Real Estate Securities VP                $        $         $         $             $        $         $         $
Aetna Small Company VP                         $        $         $         $             $        $         $         $
AIM V. I. Capital Appreciation Fund            $        $         $         $             $        $         $         $
AIM V. I. Growth Fund                          $        $         $         $             $        $         $         $
AIM V. I. Growth and Income Fund               $        $         $         $             $        $         $         $
AIM V. I. Value Fund                           $        $         $         $             $        $         $         $
Fidelity VIP Equity-Income Portfolio           $        $         $         $             $        $         $         $
Fidelity VIP High Income Portfolio             $        $         $         $             $        $         $         $
Fidelity VIP II Contrafund Portfolio           $        $         $         $             $        $         $         $
Janus Aspen Aggressive Growth Portfolio        $        $         $         $             $        $         $         $
Janus Aspen Balanced Portfolio                 $        $         $         $             $        $         $         $
Janus Aspen Growth Portfolio                   $        $         $         $             $        $         $         $
Janus Aspen Worldwide Growth Portfolio         $        $         $         $             $        $         $         $
MFS Total Return Series                        $        $         $         $             $        $         $         $
[Mitchell Hutchins Series Trust Growth
 & Income Portfolio                            $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Tactical
 Allocation Portfolio                          $        $         $         $             $        $         $         $      ]
[Mitchell Hutchins Series Trust Small Cap
 Portfolio                                     $        $         $         $             $        $         $         $      ]
Oppenheimer Aggressive Growth Fund             $        $         $         $             $        $         $         $
Oppenheimer Growth & Income Fund               $        $         $         $             $        $         $         $
Oppenheimer Strategic Bond Fund                $        $         $         $             $        $         $         $
Portfolio Partners MFS Emerging Equities
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Research Growth
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners MFS Value Equity
 Portfolio                                     $        $         $         $             $        $         $         $
Portfolio Partners Scudder International
 Growth Portfolio                              $        $         $         $             $        $         $         $

-----------------
* This example does not apply during the income phase if you selected a nonlifetime payment option with variable payments and take a lump-sum withdrawal within three years after payments start. In this case, the lump sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge (refer to Example A).

Condensed Financial Information
--------------------------------------------------------------------------------

Understanding Condensed Financial Information. In Appendix IV of this prospectus, we provide condensed financial information about the Variable Annuity Account B (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount from the time payments were first received in the subaccounts under the contract.

Investment Options
--------------------------------------------------------------------------------
The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the separate account), a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares of the funds.

> Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix III. Refer to the fund prospectuses for additional information.

Fixed Interest Options. The ALIAC Guaranteed Account (the Guaranteed Account) and, if available in your state, the Fixed Account. The Guaranteed Account offers certain guaranteed minimum interest rates for a stated period of time. Amounts must remain in the Guaranteed Account for specific periods to receive the quoted interest rates, or a market value adjustment will be applied. The market value adjustment may be positive or negative. The Fixed Account guarantees payment of the minimum interest rate specified in the contract. The Fixed Account is only available in certain states. For a description of these options see Appendices I and II and the Guaranteed Account prospectus.

--------------------------------------------------------------------------------
Selecting Investment Options

o Choose options appropriate for you. Your Aetna representative can help you evaluate which investment options may be appropriate for your financial goals.

o Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example: Funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

o Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Account and Fixed Account appendices and the Guaranteed Account prospectus.
--------------------------------------------------------------------------------

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in the contract and compliance with regulatory requirements.

Limits on How Many Investment Options You May Select. Although we reserve the right to limit the number of investment options you may select during the accumulation phase, there is currently no limit. The number of investment options you may select at any one time, however, is limited to 18. Each subaccount and each guaranteed term of the Guaranteed Account, or an investment in the Fixed Account in certain contracts, is considered an option.

Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by the Company or other insurance companies.

> Shared--bought by more than one company

> Mixed--bought for annuities and life insurance

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options
--------------------------------------------------------------------------------

During the accumulation phase, you may transfer amounts among the available subaccounts. Transfers from the Guaranteed Account are subject to certain restrictions and may be subject to a market value adjustment. Transfers from the Fixed Account are subject to certain restrictions and we reserve the right to restrict transfers from any investment option into the Fixed Account. During the income phase, transfers are limited to four per year and allowed only if you select variable payments. Transfers must be made in accordance with the terms of your contract.

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.


Limits on Frequent Transfers. The contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders. Such restrictions could include: (1) Not accepting transfer instructions from an agent acting on behalf of more than one contract holder; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders.

Additionally, orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any transfer request to a subaccount if the subaccount's investment in the corresponding fund is not accepted for any reason.


Charges for Transfers. During the accumulation phase, we allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Value of Your Transferred Dollars. The value of amounts transferred into or out of subaccounts will be based upon the subaccount unit values next determined after we receive your transfer request at our Home Office.

Telephone Transfers: Security Measures. To prevent fraudulent use of telephone transactions, we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain subaccounts, the Guaranteed Account or Fixed Account to any of the other subaccounts. A market value adjustment will not be applied to dollar cost averaging transfers from a guaranteed term of the Guaranteed Account during participation in the dollar cost averaging program. If such participation is discontinued, we will automatically transfer the remaining balance in that guaranteed term to another guaranteed term of the same duration, unless you initiate a transfer into another investment option. In either case, a market value adjustment will apply. See Appendix I for more information about dollar cost averaging from the Guaranteed Account. If dollar cost averaging is stopped with respect to amounts invested in the Fixed Account, the remaining balance will be transferred to the money market subaccount.

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program. For additional information about this program, contact your local representative or call us at the number listed in "Contract Overview-- Questions."

In certain states, premiums allocated to the Fixed Account may require participation in the dollar cost averaging program.

Dollar cost averaging is not available if you elect a Systematic Distribution Option or participate in the account rebalancing program.

The Account Rebalancing Program. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. You may participate in this program by completing the account rebalancing section of your application, or by contacting us at the address and/or number listed in "Contract Overview--Questions."

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

Purchase And Rights
--------------------------------------------------------------------------------

How to Purchase

> Individual Contracts. In some states, where group contracts are not available, you may purchase the contract directly from the Company by completing and returning an application. Upon our approval we will issue you a contract and set up an account for you under the contract.

> Group Contracts. In most states we have distributors, usually broker/dealers or banks, who hold the contract as a group contract. (See "Distribution") You may purchase an interest (or, in other words, participate) in the group contract by contacting a distributor and completing an application and delivering it with payment to that distributor. Upon our approval, we will set up an account for you under the group contract and issue you a certificate showing your rights under the contract.

> Joint Contracts (generally spouses). For a nonqualified contract, you may participate in a group contract as a joint contract holder. References to "contract holders" in this prospectus means both contract holders under joint contracts. The Tax Law prohibits the purchase of qualified contracts by joint contract holders.

The maximum issue age for the annuitant on the date we issue the contract is 90.

Your Rights Under the Contract

> Individual Contracts. You have all contract rights.

> Group Contracts. The holder of the group contract has title to the contract and, generally, only the right to accept or reject any modifications to the Contract. You have all other rights to your account under the contract.

> Joint Contracts. Joint contract holders have equal rights under the contract with respect to their account. All rights under the contract must be exercised by both joint contract holders with the exception of transfers among investment options. See the "Death Benefit" section for the rights of the surviving joint contract holder upon the death of a joint contract holder prior to the income phase start date.

Payment Methods. The following payment methods are allowed:

> One lump sum

> Periodic payments

> Transfer or rollover from a pre-existing retirement plan or account*

We reserve the right to reject any payments to a prospective or existing account without advance notice.

*In some states, an IRA contract can only accept a lump sum, rollover payment.


Payment Amounts.

The minimum initial payment depends upon the option package selected at issue.

                     Option                     Option                    Option
                   Package I                  Package II                Package III
           -------------------------- -------------------------- -------------------------
 Minimum
 Initial      Non-                       Non-                       Non-
 Payment   Qualified:   Qualified:*   Qualified:   Qualified:*   Qualified:   Qualified:*
           ----------   -----------   ----------   -----------   ----------   -----------
            $15,000      $1,500        $5,000       $1,500        $5,000       $1,500

*The Tax Code imposes a maximum limit on annual payments which may be excluded from your gross income.

Any additional payments must be at least $1,000 or at least $50 per month as paid by electronic funds transfer. (We may change these amounts from time to time.) A payment of more than $1,000,000 will be allowed only with our consent.

Reduction of Payment Amounts. In certain circumstances we may reduce the minimum initial or additional payment amount we will accept under a contract. Whether such a reduction is available is based upon consideration of each of the following factors:

> The size and type of the prospective group, if any, to which the reduction would apply

> The method and frequency of payments to be made under the contract

> The amount of compensation to be paid to distributors and their registered representative on each purchase payment

Any reduction of the minimum initial or additional payment amount will not be unfairly discriminatory against any person. We will make any such reduction according to our own rules in effect at the time the payment is received. We reserve the right to change these rules from time to time.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying payment(s) for five days. Payments may be held for longer periods only with your consent, pending acceptance of the application. If the application is rejected, the application and any payments will be returned to you.

Allocating Payments to the Investment Options. We will allocate your payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Right to Cancel
--------------------------------------------------------------------------------

When and How to Cancel. You may cancel your contract or certificate within ten days of receipt (some states allow longer) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract or certificate and written notice of cancellation. Unless your state requires otherwise or unless you purchased an IRA, your refund will equal the payments made plus any earnings or minus any losses attributable to those payments allocated among the subaccounts. In other words, you will bear the entire investment risk for amounts allocated among the subaccounts during this period and the amount refunded could be less than the amount paid. If your state requires or if you purchased an IRA, we will refund all payments made.

If the payments for your canceled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the payments will be restored to your prior contract.

Transfers Between Option Packages
--------------------------------------------------------------------------------
You may transfer from one option package to another.

> Transfers must occur on an account anniversary

> A written request for the transfer must be received by us within 60 days of an account anniversary

> The following initial payment minimums need to be met

                                  Transfers to                  Transfers to
                                Option Package I         Option Packages II or III
                           ---------------------------   --------------------------
 Minimum Initial              Non-                          Non-
 Payment/Account Value     Qualified:     Qualified:     Qualified:     Qualified:
                           ----------     ----------     ----------     ----------
                            $15,000        $1,500         $5,000         $1,500

> You will receive a new contract schedule page upon transfer

> Only one option package may be in effect at any time

---------------------------------------------------------------------------------------------
          Transfers to                     Transfers to                   Transfers to
        Option Package I                Option Package II              Option Package III
---------------------------------------------------------------------------------------------
 Death Benefit(1):                Death Benefit(1):               Death Benefit(1):
 o The sum of all payments        o The sum of all payments       o The sum of all payments
   made, adjusted for               made, adjusted for              made, adjusted for
   amounts withdrawn or             amounts withdrawn or            amounts withdrawn or
   applied to an income             applied to an income            applied to an income
   phase payment as of the          phase payment as of the         phase payment as of the
   claim date                       claim date                      claim date
 o The "step-up value"            o If transferring from          o If transferring from
   under option packages            option package I, the           option package I, the
   II and III will terminate        "step-up value" will be         "step-up value" will be
   on the new schedule              calculated beginning            calculated beginning
   effective date                   on the new schedule             on the new schedule
 o The "roll-up value"              effective date                  effective date
   under option package           o If transferring from          o If transferring from
   III will terminate on the        option package III, the         option package II, the
   new schedule effective           "step-up value" will            "step-up value" will
   date                             continue to be calculated       continue to be calculated
                                    from the date calculated        from the date calculated
                                    under option package III        under option package II
                                  o The "roll-up value" under     o The "roll-up value" will
                                    option package III will         be calculated beginning
                                    terminate on the new            on the new schedule
                                    schedule effective date         effective date
---------------------------------------------------------------------------------------------
 Nursing Home Waiver(2):          Nursing Home Waiver(2):         Nursing Home Waiver(2):
 o The availability of the        o If transferring from          o If transferring from
   Nursing Home Waiver              option package I, the           option package I, the
   -- Waiver of Early               waiting period under the        waiting period under
   Withdrawal Charge will           Nursing Home Waiver             the Nursing Home
   terminate on the new             will begin to be                Waiver will begin to be
   schedule effective date          measured from the new           measured from the new
                                    schedule effective date         schedule effective date
                                  o If transferring from          o If transferring from
                                    option package III, the         option package II, the
                                    waiting period will have        waiting period will have
                                    been satisfied on the new       been satisfied on the new
                                    schedule effective date         schedule effective date
---------------------------------------------------------------------------------------------
 Free Withdrawals(3):             Free Withdrawals(3):            Free Withdrawals(3):
 o If transferring from           o If transferring from          o The cumulative to 30%
   option package III, any          option package III, any         available free withdrawal
   available free withdrawal        available free withdrawal       amount will begin to be
   amount in excess of 10%          amount in excess of 10%         calculated as of the new
   will be lost as of the new       will be lost as of the new      schedule effective date
   schedule effective date          schedule effective date
---------------------------------------------------------------------------------------------

(1)See "Death Benefit."

(2)See "Fees--Nursing Home Waiver."

(3)See "Fees--Free Withdrawals."

[begin callout box]

Types of Fees

There are four types of fees that may affect your account.

TRANSACTION FEES
o Early Withdrawal Charge
o Annual Maintenance Fee
o Transfer Charge

FEES DEDUCTED FROM
INVESTMENTS IN THE
SUBACCOUNTS
o Mortality and Expense
  Risk Charge
o Administrative Expense
  Charge

FEES DEDUCTED BY THE FUNDS
o Investment Advisory Fees
o Other Expenses

PREMIUM AND OTHER
TAXES

[end callout box]

Fees
--------------------------------------------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

TRANSACTION FEES

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge.

Amount: A percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your account.

Early Withdrawal Charge Schedules

----------------------------------------------------------------------------------
 Contracts Other Than Roth IRA Contracts:            Roth IRA Contracts:
-----------------------------------------------------------------------------------
                             Early                                     Early
 Years From Receipt           Withdrawal   Completed Account            Withdrawal
  of Payment                  Charge        Years*                      Charge
-----------------------------------------------------------------------------------
 Less than 2                      7%       Less than 1                      5%
 2 or more but less than 4        6%       1 or more but less than 2        4%
 4 or more but less than 5        5%       2 or more but less than 3        3%
 5 or more but less than 6        4%       3 or more but less than 4        2%
 6 or more but less than 7        3%       4 or more but less than 5        1%
 7 or more                        0%       5 or more                        0%
-----------------------------------------------------------------------------------

*If a payment to a Roth IRA is a rollover from another contract issued by us or an affiliate of ours and the early withdrawal charge has been waived, the early withdrawal charge is based upon the number of completed years since the date of the initial payment to the former contract.

Purpose: This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. Our remaining sales and administrative expenses will be covered by our general assets which are attributable in part to the mortality and expense risk charge described in this section.

First In, First Out. The early withdrawal charge is calculated separately for each payment withdrawn. For purposes of calculating your early withdrawal charge, we consider that your first payment to the account (first in) are also the dollars you first withdraw (first out).

For example: For contracts other than a Roth IRA, we calculate the early withdrawal charge based upon the number of years since the payment was received. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 6% of the portion of that payment withdrawn. The next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

For Roth IRAs, we will calculate the early withdrawal charge based upon the number of completed account years. If your initial payment was made three years ago, we will deduct an early withdrawal charge equal to 2% of the portion of that payment withdrawn. For both non-Roth IRAs and Roth IRAs, the next time you make a withdrawal we will assess the charge against the portion of the first payment that you did not withdraw and/or your subsequent payments to your account in the order they were received.

Earnings may be withdrawn after all payments have been withdrawn. There is no early withdrawal charge for withdrawal of earnings.

Free Withdrawals. There is no early withdrawal charge if, during each account year, the amount withdrawn is 10% or less than your current account value on the date the withdrawal request is received at our Home Office. Under option package III, any unused percentage of the 10% free withdrawal amount shall carry forward into successive account years, up to a maximum 30% of your account value.

The free withdrawal amount will be adjusted for amounts withdrawn under a systematic distribution option or taken as a required minimum distribution during the account year.

Waiver: The early withdrawal charge is waived for payments withdrawn if the withdrawal is based upon any of the following:

> Used to provide payments to you during the income phase

> Paid due to the annuitant's death during the accumulation phase in an amount up to the sum of payments made, minus the total of all partial withdrawals, amounts applied to an income phase payment and deductions made prior to the annuitant's death.

> Paid on a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months

> Taken because of the election of a systematic distribution option (See
  "Systematic Distribution Options")

> Applied as a rollover to certain Roth IRAs issued by us or an affiliate

> Taken under a qualified contract, when the amount withdrawn is equal to the minimum distribution required by the Tax Code for your account calculated using a method permitted under the Tax Code and agreed to by the Company

> Paid upon termination of your account by us (see "Other Topics -- Involuntary
  Terminations")

Reduction or Elimination: We may reduce or eliminate the early withdrawal charge if we anticipate savings on our administrative expenses due to any one of the following:

> The size and type of group to whom the contract is offered

> The amount of expected payments

> A prior or existing relationship with the Company such as being an employee of the Company or any affiliate, receiving distributions or making transfers from other contracts issued by us, or transferring amounts held under qualified retirement plans sponsored by us or one of our affiliates

We will not unfairly discriminate against any person if we reduce or eliminate the early withdrawal charge. Any reduction or elimination of this fee will be subject to state approval.

Nursing Home Waiver: Under option packages II and III, you may withdraw all or a portion of your account value without an early withdrawal charge if:

> More than one account year has elapsed since the schedule effective date

> The withdrawal is requested within three years of the annuitant's admission to a licensed nursing care facility (in Oregon there is no three year limitation period and in New Hampshire non-licensed facilities are included)

> The annuitant has spent at least 45 consecutive days in a licensed nursing care facility

We will not waive the early withdrawal charge if the annuitant was in a nursing care facility for at least one day during the two week period immediately preceding or following the schedule effective date. It will also not apply if otherwise prohibited by state law.

Annual Maintenance Fee

Maximum Amount: $30.00

When/How: Each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and at the time of full withdrawal. It is deducted proportionally from each investment option.

Purpose: This fee reimburses our administrative expenses relating to the establishment and maintenance of your account.

Elimination: We will not deduct the annual maintenance fee if your account value is $50,000 or more on the date the annual maintenance fee is deducted.


Reduction or Elimination: We may reduce or eliminate the annual maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

> The size and type of the group to whom the contract is offered

> The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the annual maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.

Transfer Charge

Amount: During the accumulation phase, we currently allow you 12 free transfers each account year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose: This fee reimburses the Company for administrative expenses associated with transferring your dollars among investment options.

FEES DEDUCTED FROM THE SUBACCOUNTS

Mortality and Expense Risk Charge

Maximum Amount: This charge, on an annual basis, is equal to the following percentages of your account value invested in the subaccounts:

 Option Package I     Option Package II     Option Package III
------------------   -------------------   -------------------
       0.80%               1.10%                  1.25%

When/How: We deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option.

Purpose: This fee compensates us for the mortality and expense risks we assume under the contract.

> The mortality risk is the risk associated with our promise to make lifetime payments based on annuity rates specified in the contract.

> The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. You may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Reduction: We will reduce this fee based upon consideration of one or more of the following:

> The size and type of the group to whom the contract is offered

> The type and frequency of administrative and sales services provided

> The level of annual maintenance fee and early withdrawal charges

We will not unfairly discriminate against any person if we reduce the mortality and expense risk charge. Any reduction or elimination of his fee will be done according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

Administrative Expense Charge

Maximum Amount: This charge is equal to the following percentages of your account value invested in the subaccounts during the accumulation phase:

 Option Package I     Option Package II     Option Package III
------------------   -------------------   -------------------
       0.15%               0.15%                  0.15%

There is currently no administrative expense charge during the income phase, however, we reserve the right to charge an administrative expense fee of up to 0.25% during the income phase.

When/How: If imposed, we deduct this fee daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from the fixed interest options. This charge may be assessed during the accumulation phase or the income phase. If we are imposing this fee when you enter the income phase, the fee will apply to you during the entire income phase.

Purpose: This fee helps defray our administrative expenses that cannot be covered by the mortality and expense risk charges described above. The charge is not intended to exceed the average expected cost of administering the contracts. We do not expect to make a profit from this fee.

Reduction or Elimination: We may reduce or eliminate the administrative expense charge. Factors we consider reflect differences in our level of administrative costs and services, such as:

> The size and type of the group to whom the contract is offered

> The amount of expected payments

We will not unfairly discriminate against any person if we reduce or eliminate the administrative expense charge. Any reduction or elimination of this fee will be done according to our rules in effect at the time a contract is issued. We reserve the right to change these rules from time to time.

FUND EXPENSES

Maximum Amount: Each fund's advisory fee and expenses are different. They are set forth in "Fee Table--Fees Deducted by the Funds" and described in more detail in each fund prospectus.

When/How: The fund fees are not deducted from your account value. Instead, fund expenses are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose: These expenses help to pay the fund investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

Maximum Amount: Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.

When/How: We reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. Our current practice is to deduct premium taxes at the time of a complete withdrawal or the commencement of income payments. We will not deduct any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

Your Account Value
--------------------------------------------------------------------------------

During the accumulation phase, your account value at any given time equals:

> The current dollar value of amounts invested in the subaccounts; plus

> The current dollar values of amounts invested in the fixed interest options, including interest earnings to date

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account B subaccount dedicated to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange. At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

> The net assets of the fund held by the subaccount as of the current valuation;
  minus

> The net assets of the fund held by the subaccount at the preceding valuation;
  plus or minus

> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

> The total value of the subaccount's units at the preceding valuation; minus

> A daily deduction for the mortality and expense risk charge and the administrative expense charge (if any). See "Fees."

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange, the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of Subaccount A, and 80 accumulation units of Subaccount B.

Step 1: An investor contributes $5000    [typeset representation of graphic]
                                              $5,000 contribution

Step 2:                                             Step 1
A. He directs us to invest
   $3,000 in Fund A. His               Aetna Life Insurance and Annuity Company
   dollars purchase 300
   accumulation units of                            Step 2
   Subaccount A ($3,000
   divided by the current                    Variable Annuity Account B
   $10 AUV).

B. He directs us to invest        Subaccount A       Subaccount B       Etc.
   $2,000 in Fund B. His          300                80
   dollars purchase 80            accumulation       accumulation
   accumulation units of          units              units
   Subaccount B ($2,000
   divided by the current
   $25 AUV).

Step 3: The separate                               Step 3
account then purchases
shares of the applicable                  Fund A            Fund B
funds at the current
market value (NAV).

The fund's subsequent
investment performance,
expenses and charges, and
the daily charges deducted
from the subaccount, will
cause the AUV to move up or down on a daily basis.

[end graphic]

Payments to Your Account. If all or a portion of initial payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or participation forms as described in "Purchase." Subsequent payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the payment or transfer request. The value of subaccounts may vary day to day.

[begin callout box]

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

> Early Withdrawal Charge
  (see "Fees--Early
  Withdrawal Charge")

> Maintenance Fee (see
  "Fees--Maintenance Fee")

> Market Value Adjustment
  for amounts held in the
  Guaranteed Account (see
  Appendix I and the
  Guaranteed Account
  prospectus)

> Tax Penalty (see
  "Taxation")

> Tax Withholding (see
  "Taxation")

To determine which may
apply, refer to the appropriate
sections of this prospectus,
contact your local
representative or call us at the
number listed in "Contract
Overview--Questions."

[end callout box]

Withdrawals
--------------------------------------------------------------------------------

You may withdraw all or a portion of your account value at any time during the accumulation phase. If you participate in the contract through a 403(b) plan, certain restrictions apply. See "Restrictions on Withdrawals From 403(b) Plan Accounts."

Steps for Making A Withdrawal

> Select the withdrawal amount

1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Account (plus or minus any applicable market value adjustment) and the Fixed Account, minus any applicable early withdrawal charge and annual maintenance fee.

2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Account and/or the Fixed Account, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Account.

   See Appendices I and II and the Guaranteed Account prospectus for more information.

> Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options

> Properly complete a disbursement form and deliver it to our Home Office

Restrictions on Withdrawals From 403(b) Plan Accounts
Under Section 403(b) contracts, the withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the participant's death, disability, attainment of age 59-1/2, separation from service or financial hardship.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange. We pay withdrawal amounts based upon your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your properly-completed disbursement form.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive reinvested amounts within 60 days of the withdrawal; however, we reserve the right to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit the account for the amount reinvested based upon the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. The reinvestment privilege may be used only once. Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Account (see Appendix I and the Guaranteed Account prospectus). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

[begin callout box]

Features of a Systematic Distribution Option (SDO)

A SDO allows you to receive regular payments from your contract, without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

[end callout box]

Systematic Distribution Options
--------------------------------------------------------------------------------
The following SDOs may be available:

> SWO--Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated under the account.

> ECO--Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year.

  Under ECO, we calculate the minimum distribution amount required by law, generally at age 70-1/2, and pay you that amount once a year. ECO is not available under nonqualified contracts. An early withdrawal charge will not be deducted from and a market value adjustment will not be applied to any part of your account value paid under an ECO.

> LEO--Life Expectancy Option. LEO provides for annual payments for a number of years equal to your life expectancy or the life expectancy of you and a designated beneficiary. It is designed to meet the substantially equal periodic payment exception to the 10% premature distribution penalty under Tax Code section 72. See "Taxation."

Other SDOs We may add additional SDOs from time to time. You may obtain additional information relating to any of the SDOs from your local representative or by calling us at the number listed in "Contract Overview-- Contract Questions."

Eligibility for an SDO. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your local representative or the Company at the number listed in "Contract Overview-- Questions."

SDO Availability. If allowed by applicable law, we reserve the right to discontinue the availability of one or all of the SDOs for new elections at any time, and/or to change the terms of future elections.

Terminating an SDO. You may revoke an SDO at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

Charges and Taxation. When you elect an SDO, your account value remains in the accumulation phase and subject to the charges and deductions described in the "Fees" and "Fee Table" sections. Taking a withdrawal under an SDO may have tax consequences. If you are concerned about tax implications, consult a qualified tax advisor before electing an option.

[begin callout box]

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase see "Income Phase."

Terms to Understand:

Account Year/Account Anniversary: A period of 12 months measured from the date we established your account and each 12 month period thereafter. Account anniversaries are measured from this date.

Annuitant: The person(s) on whose life or life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Claim Date: The date proof of death and the beneficiary's right to receive the death benefit are received in good order at our Home Office.

Contract Holder (You/Your): The contract holder of an individually owned contract or the certificate holder of a group contract. The contract holder and annuitant may be the same person.

Schedule Effective Date: The date an option package and benefits become effective. Thereafter, the initial schedule effective date equals the date we established your account. Thereafter, this date can occur only on an account anniversary.

[end callout box]

Death Benefit
--------------------------------------------------------------------------------

During the Accumulation Phase

Who Receives the Death Benefit? If you would like certain individuals or entities to receive the death benefit when it becomes payable, you may name them as your beneficiaries. However, if you are a joint contract holder and you die, the beneficiary will automatically be the surviving joint contract holder. In this circumstance, any other beneficiary you named will be treated as the primary or contingent beneficiary, as originally named, of the surviving joint contract holder. The surviving joint contract holder may change the beneficiary designation. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your local representative or calling us at the number listed in "Contract Overview--Questions."

When is a Death Benefit Payable? During the accumulation phase a death benefit is payable when the contract holder or the annuitant dies. If there are joint contract holders, the death benefit is payable when either one dies.

Prior to the election of a death benefit payment by the beneficiary, the account value will remain in the account and continue to be affected by the investment performance of the investment option(s) selected. The beneficiary has the right to allocate or transfer any amount to any available investment option (subject to a market value adjustment, as applicable).

Death Benefit Amount

The death benefit depends upon the option package in effect on the date the annuitant dies.

--------------------------------------------------------------------------------
                    Option Package I   Option Package II   Option Package III
--------------------------------------------------------------------------------
 Death Benefit    The greater of:     The greatest of:    The greatest of:
 on Death of      (1) The sum of      (1) The sum of      (1) The sum of
 the Annuitant:       all payments        all payments        all payments
                      made, adjusted      made, adjusted      made, adjusted
                      for amounts         for amounts         for amounts
                      withdrawn or        withdrawn or        withdrawn or
                      applied to an       applied to an       applied to an
                      income phase        income phase        income phase
                      payment as of the   payment as of the   payment as of
                      claim date; or      claim date; or      the claim date; or
                  (2) The account     (2) The account     (2) The account
                      value on the        value on the        value on the
                      claim date          claim date; or      claim date; or
                                      (3) The "step-up    (3) The "step-up
                                          value" (as          value" (as
                                          described below)    described below)
                                          on the claim date   on the claim
                                                              date; or
                                                          (4) The "roll-up
                                                              value" (as
                                                              described below)
                                                              on the claim date
--------------------------------------------------------------------------------

Step-up Value. On the schedule effective date, the step-up value is equal to the greater of:

> The account value; or

> The step-up value, if any, calculated on the account anniversary prior to the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year

Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 85th birthday or death, whichever is earlier, the step-up value is equal to the greater of:

> The step-up value most recently calculated, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year; or

> The account value on that anniversary of the schedule effective date

On each anniversary of the schedule effective date after the annuitant's 85th birthday, the step-up value shall be equal to the step-up value on the anniversary immediately preceding the annuitant's 85th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

On the claim date, the step-up value shall equal the step-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Roll-up Value. On the schedule effective date, the roll-up value is equal to the account value. Thereafter, once each year on the anniversary of the schedule effective date until the anniversary immediately preceding the annuitant's 76th birthday or death, whichever is earlier, the roll-up value is equal to the roll-up value most recently calculated multiplied by a factor of 1.05, adjusted for payments made and amounts withdrawn or applied to an income phase payment option during the prior account year. The roll-up value may not exceed 200% of the account value on the schedule effective date, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that date.

On each anniversary of the schedule effective date after the annuitant's 76th birthday, the roll-up value shall be equal to the roll-up value on the anniversary immediately preceding the annuitant's 76th birthday, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary. On the claim date, the roll-up value shall equal the roll-up value on the anniversary of the schedule effective date immediately preceding the annuitant's death, adjusted for payments made and amounts withdrawn or applied to an income phase payment option since that anniversary.

Adjustment. For purposes of determining the death benefit, the adjustment for payments made and amounts withdrawn or applied to an income phase payment option will increase or reduce the sum of all payments made, step-up value and/or roll-up value in the same proportion that the account value was increased or reduced on the date of the payment, withdrawal or application to an income phase payment option.

Death Benefit Greater than the Account Value. Notwithstanding which option package is selected, on the claim date, if the amount of the death benefit is greater than the account value, the amount by which the death benefit exceeds the account value will be deposited and allocated to the money market subaccount available under the contract.

Death Benefit Amounts in Certain Cases

If the Contract Holder is not the Annuitant. Under nonqualified contracts only, if the contract holder who is not the annuitant dies, the death benefit described above under option packages I, II and III will not apply. Rather, the amount paid will be equal to the account value on the date the payment is processed, plus or minus any market value adjustment. An early withdrawal charge may apply to any full or partial payment of this death benefit.

If the spousal beneficiary continues the account at the death of the contract holder who was not the annuitant, the annuitant will not change and the death benefit described above under option packages I, II and III will not apply. Rather, the death benefit on the spousal beneficiary's death will equal the account value on the date the payment is processed plus or minus any market value adjustment, and minus any applicable early withdrawal charge.

If a Spousal Beneficiary Continues the Account. If the spousal beneficiary continues the account at the death of the contract holder who was also the annuitant, the spousal beneficiary becomes the annuitant. The option package in effect at the death of the contract holder will also apply to the spousal beneficiary, unless later changed by the spousal beneficiary.

The amount of the death benefit payable at the death of a spousal beneficiary who continues the account shall be determined under the option package in effect and as described above, except that:

(1) In calculating the sum of all payments made, adjusted for amounts withdrawn or applied to an income phase payment as of the claim date, the account value on the claim date of the original contract holder's/
     annuitant's death shall be treated as the initial payment

(2) In calculating the "step-up value", the "step-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "step-up value"

(3) In calculating the "roll-up value", the "roll-up value" on the claim date of the original contract holder's/annuitant's death shall be the initial "roll-up value"

Because the death benefit equals the account value, plus or minus any market value adjustment, in this situation, a contract holder who is not also the annuitant should seriously consider whether option packages II or III are suitable for their circumstances.

Guaranteed Account. For amounts held in the Guaranteed Account, see Appendix I for a discussion of the calculation of the death benefit.

Death Benefit--Methods of Payment

For Qualified Contracts. Under a qualified contract, if the annuitant dies the beneficiary has the following three options:

> Apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options (subject to the Tax Code distribution rules)

> Receive, at any time, a lump sum payment equal to all or a portion of the account value, plus or minus any market value adjustment, or

> Elect SWO, ECO or LEO (described in "Systematic Distribution Options"), provided the election would satisfy the Tax Code minimum distribution rules

Payments from a Systematic Distribution Option. If the annuitant was receiving payments under SWO, ECO or LEO and died before the Tax Code's required beginning date for minimum distributions, payments under SWO, ECO or LEO will stop. The beneficiary, or contract holder on behalf of the beneficiary, may elect SWO, ECO or LEO provided the election is permitted under the Tax Code minimum distribution rules. If the annuitant dies after the required beginning date for minimum distributions, payments will continue as permitted under the Tax Code minimum distribution rules, unless the option is revoked.


Other Payment Option. Subject to Tax Code limitations, you may leave your account value invested in the contract.


Taxation. Death benefit payments must satisfy the distribution rules in Tax Code Section 401(a)(9). See "Taxation."

For Nonqualified Contracts.

1) If you die and the beneficiary is your surviving spouse, or if you are a nonnatural person and the annuitant dies and the beneficiary is the annuitant's surviving spouse, then the beneficiary becomes the successor contract holder.
   As the successor contract holder, the beneficiary may exercise all rights under the account and has the following options:

   (a) Continue the contract in the accumulation phase

   (b) Elect to apply some or all of the account value, plus or minus any market value adjustment, to any of the income phase payment options

   (c) Receive at any time a lump-sum payment equal to all or a portion of the account value, plus any market value adjustment. If you die and are not the annuitant, an early withdrawal charge will apply if a lump sum is elected.

   In this circumstance, the Tax Code does not require distributions under the contract until the successor contract holder's death.

2) If you die and the beneficiary is not your surviving spouse, he or she may elect option 1(b) or option 1(c) above.

   In this circumstance, the Tax Code requires any portion of the account value, plus or minus any market value adjustment, not distributed in installments over the beneficiary's life or life expectancy, beginning within one year of your death, must be paid within five years of your death. See "Taxation."

3) If you are a natural person but not the annuitant and the annuitant dies, the beneficiary may elect option 1(b) or 1(c) above. If the beneficiary does not elect option 1(b) within 60 days from the date of death, the gain, if any, will be included in the beneficiary's income in the year the annuitant dies.

Payments from a Systematic Distribution Option. If the contract holder or annuitant dies and payments were made under SWO, payments will stop. A beneficiary, however, may elect to continue SWO.

Taxation. Your beneficiary(ies) may be subject to tax penalties if they do not begin receiving death benefit payments within a time frame required by the Tax Code. See "Taxation."

[begin callout box]

We may have used the following terms in prior prospectuses:

Annuity Phase--Income Phase

Annuity Option--Payment Option

Annuity Payment--Income Phase Payment

[end callout box]

The Income Phase
--------------------------------------------------------------------------------

During the income phase you stop contributing dollars to the account and start receiving payments from your accumulated account value.

Initiating Payments. At least 30 days prior to the date you want to start receiving payments, you must notify us in writing of all of the following:

> Start date

> Payment option (see the payment options table in this section)

> Payment frequency (i.e., monthly, quarterly, semi-annually or annually)

> Choice of fixed or variable payments

> Selection of an assumed net investment rate (only if variable payments are elected)

The account will continue in the accumulation phase until you properly initiate payments. Once a payment option is selected, it may not be changed.

What Affects Payment Amounts? Some of the factors that may affect payment amounts include: Your age, your gender, your account value, the payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

Fixed Payments. Amounts funding fixed payments will be held in the Company's general account. Fixed payment amounts do not vary over time.

Variable Payments. Amounts funding your variable income payments will be held in the subaccount(s) you select. Payment amounts will vary depending upon the performance of the subaccounts you select. For variable payments, an assumed net investment rate must be selected.

You may also select a combination of both fixed and variable payments.

Assumed Investment Rate. For variable payments, an assumed net investment rate must be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3-1/2% rate, your first payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon changes to the net investment rate of the subaccounts you selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview--Questions."

Minimum Payment Amounts. The payment option you select must result in:

> A first payment of at least $50, or

> total yearly payments of at least $250

If your account value is too low to meet these minimum payment amounts, you will receive one lump sum payment. Unless prohibited by law, we reserve the right to increase the minimum payment amount based upon increases reflected in the Consumer Price Index-Urban (CPI-U), since July 1, 1993.

Restrictions on Start Dates and the Duration of Payments. Payments may not begin during the first account year, or, unless we consent, later than the later of:

(a) The first day of the month following the annuitant's 85th birthday, or

(b) The tenth anniversary of the last payment made to your account

For qualified contracts only, payments may not extend beyond:

(a) The life of the annuitant

(b) The joint lives of the annuitant and beneficiary

(c) A guaranteed period greater than the annuitant's life expectancy

(d) A guaranteed period greater than the joint life expectancies of the annuitant and beneficiary

When payments start, the age of the annuitant plus the number of years for which payments are guaranteed must not exceed 95.

See "Taxation" for further discussion of rules relating to income phase payments.

Charges Deducted. We make a daily deduction for mortality and expense risks from amounts held in the subaccounts. Therefore, if you choose variable payments and a nonlifetime payment option, we still make this deduction from the subaccounts you select, even though we no longer assume any mortality risks. We may also deduct a daily administrative charge from amounts held in the subaccounts. See "Fees."

Death Benefit during the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the request for the payment at our Home Office. If the continuing payments are elected, the beneficiary may not elect to receive a lump sum at a future date unless the option specifically allows a withdrawal right. We will calculate the value of any death benefit at the next valuation after we receive proof of death and a request for payment. Such value will be reduced by any payments made after the date of death.

Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump sum payment may have been restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Partial Entry into the Income Phase. You may elect a payment option for a portion of your account dollars, while leaving the remaining portion invested in the accumulation phase. Whether the Tax Code considers such payments taxable as income phase payments or as withdrawals is currently unclear; therefore, you should consult with a qualified tax adviser before electing this option.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting a payment option, the Tax Code requires that your expected payments will not exceed certain amounts. See "Taxation" for additional information.

Payment Options.

The following pages list the payment plan options and accompanying death benefits available during the income phase. We may offer additional payment options under the contract from time to time.

Once income phase payments begin, you may not change the payment option selected.

Terms to understand:

Annuitant: The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary: The person(s) or entity(ies) entitled to receive a death benefit.

------------------------------------------------------------------------------------------------------------------------------------
                                                              Lifetime Payment Options
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be
 Life Income            made should the annuitant die prior to the second payment's due date.
                        Death Benefit--None: All payments end upon the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice
 Life Income--          of 5-30 years or as otherwise specified in the contract.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we have made all the
 Payments               guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment's due date.
                        Continuing Payments:
 Life Income--          a) When you select this option you choose for 100%, 66-2/3% or 50% of the payment to continue
 Two Lives                 to the surviving annuitant after the first death; or
                        b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50%
                           of the payment will continue to the second annuitant on the annuitant's death.
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: For as long as either annuitant lives, with payments guaranteed from 5-30
 Life Income --         years or as otherwise specified in the contract.
 Two Lives --           Continuing Payments: 100% of the payment to continue after the first death.
 Guaranteed             Death Benefit--Payment to the Beneficiary: If both annuitants die before the guaranteed
 Payments               payments have all been paid, we will pay the beneficiary a lump sum (unless otherwise requested)
                        equal to the present value of the remaining guaranteed payments.
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as the annuitant lives.
 Cash Refund            Death Benefit--Payment to the Beneficiary: Following the annuitant's death, we will pay a lump
 Option (limited        sum payment equal to the amount originally applied to the payment option (less any premium
 availability --        tax) and less the total amount of income payments paid.
 fixed payment
 only)
------------------------------------------------------------------------------------------------------------------------------------
 Life Income--          Length of Payments: For as long as either annuitant lives.
 Two Lives--Cash        Continuing Payments: 100% of the payment to continue after the first death.
 Refund Option          Death Benefit--Payment to the Beneficiary: When both annuitants die, we will pay a lump sum
 (limited               payment equal to the amount applied to the payment option (less any premium tax) and less the
 availability--fixed    total amount of income payments paid.
  payment only)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Nonlifetime Payment Plan
------------------------------------------------------------------------------------------------------------------------------------
                        Length of Payments: You may select payments for 5 to 30 years. In certain cases a lump-sum
 Nonlifetime--          payment may be requested at any time (see below).
 Guaranteed             Death Benefit--Payment to the Beneficiary: If the annuitant dies before we make all the
 Payments               guaranteed payments, we will pay the beneficiary a lump-sum (unless otherwise requested) equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.
------------------------------------------------------------------------------------------------------------------------------------
Lump-sum Payment: If the "Nonlifetime--Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump-sum. A lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees--Early Withdrawal Charge." Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the Home Office
------------------------------------------------------------------------------------------------------------------------------------

[begin callout box]

In this Section

INTRODUCTION

CONTRACT TYPE

WITHDRAWALS AND OTHER
DISTRIBUTIONS
  o Taxation of Distributions
  o Taxation of Death Benefits
  o 10% Penalty Tax
  o Withholding for Federal Income Tax Liability

MINIMUM DISTRIBUTION
REQUIREMENTS
  o 50% Excise Tax
  o Minimum Distribution of Death Benefit Proceeds (Except
    Nonqualified Contracts)
  o Minimum Distribution of Death Benefit Proceeds (Nonqualified
    Contracts)

RULES SPECIFIC TO CERTAIN
PLANS
  o Tax Code Section 403(b) Plan
  o Tax Code Section 408(b) and 408A IRAs

TAXATION OF
NONQUALIFIED CONTRACTS

TAXATION OF THE COMPANY

[end callout box]

Taxation
--------------------------------------------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

> Your tax position (or the tax position of the beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract

> Tax laws change. It is possible that a change in the future could affect contracts issued in the past

> This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions

> We do not make any guarantee about the tax treatment of the contract or transaction involving the contract

> Contract holder means the contract holder of an individually owned contract or the certificate holder of a group contract

--------------------------------------------------------------------------------
We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser.
--------------------------------------------------------------------------------

Taxation of Gains Prior to Distribution. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company reserves the right to modify the Contract as necessary to attempt to prevent a contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

CONTRACT TYPE

The Contract is designed for use on a non-tax qualified basis as a nonqualified contract or with certain retirement arrangements that qualify under Tax Code sections 403(b), 408(b) or 408A.

Tax Rules. The tax rules vary according to whether the contract is a nonqualified contract or used with a retirement arrangement. If used with a retirement arrangement, you need to know the Tax Code section under which your arrangement qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your arrangement.

The Contract. Contract holders are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income payments, rollovers, exchanges and death benefit proceeds.

We report the taxable portion of all distributions to the IRS.

Taxation of Distributions

Nonqualified Contracts. A full withdrawal of a nonqualified contract is taxable to the extent that the amount received exceeds the investment in the contract. A partial withdrawal is taxable to the extent that the account value immediately before the withdrawal exceeds the investment in the contract. In other words, a partial withdrawal is treated first as a withdrawal of taxable earnings.

For annuity payments, a portion of each payment which represents the investment in the contract is not taxable. An exclusion ratio is calculated to determine the nontaxable portion.

For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the investment in the contract bears to the total dollar amount of the expected payments as defined in Tax Code section 72(d). The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

For variable annuity payments, an equation is used to establish a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The entire annuity payment will be taxable once the recipient has recovered the investment in the contract.

All deferred nonqualified annuity contracts that are issued by the Company (or its affiliates) to the same contract holder during any calendar year are treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code section 72(e) through the serial purchase of annuity contracts or otherwise.

403(b) Plans. All distributions from these plans are taxed as received unless either of the following is true:

> The distribution is rolled over to another plan of the same type or to a traditional IRA in accordance with the Tax Code

> You made after-tax contributions to the plan. In this case, depending on the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code

408(b) IRA. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another traditional IRA or, if the IRA contains only amounts previously rolled over from a 401(a), 401(k), or 403(b) plan, to another plan of the same type

> You made after-tax contributions to the plan. In this case, the distribution will be taxed according to rules detailed in the Tax Code

  408A Roth IRA. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five-taxable year period beginning with the first taxable year for which a contribution was made

> Made after you attain age 59-1/2 die, become permanently and totally disabled, or for a qualified first-time home purchase

If a distribution is not qualified, the accumulated earnings are taxable. A partial distribution will first be treated as a return of contributions which is not taxable.

Taxation of Death Benefit Proceeds

In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% Penalty Tax

Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a nonqualified contract or from a contract used with a 403(b), 408(b) or 408A arrangement.

Nonqualified Contract. The 10% penalty tax applies to the taxable portion of a distribution from a nonqualified annuity unless one or more of the following have occurred:

(a) The taxpayer has attained age 59-1/2

(b) The taxpayer has become totally and permanently disabled

(c) The contract holder has died

(d) The distribution is made in substantially equal periodic payments (at least annually) over the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and beneficiary

(e) The distribution is allocable to investment in the contract before August 14, 1982

403(b) Plan. The 10% penalty tax applies to the taxable portion of a distribution from a 403(b) plan, unless one or more of the following have occurred:

(a) You have attained age 59-1/2

(b) You have become totally and permanently disabled

(c) You have died

(d) You have separated from service with the plan sponsor at or after age 55

(e) The distribution is rolled over into another plan of the same type or to an IRA in accordance with the Tax Code

(f) The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of your and your beneficiary. Also, you must have separated from service with the plan sponsor

(g) The distribution is equal to unreimbursed medical expenses that qualify for deduction as specified in the Tax Code.

IRA. In general, except for (d), the exceptions for 403(b) plans also apply to distributions from an IRA, including a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The penalty tax is also waived on a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals or used for qualified first-time home purchase or for higher education expenses.

Withholding for Federal Income Tax Liability

Any distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Nonqualified Contract. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

403(b) Plans. Generally, distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, you or a beneficiary may elect not to have tax withheld from certain distributions.

408(b) and 408A IRAs. Generally, you or a beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any beneficiary must meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to either nonqualified contracts or Roth IRA contracts, except with regard to death benefits. These rules may dictate one or more of the following:

> Start date for distributions

> The time period in which all amounts in your account(s) must be distributed

> Distribution amounts

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70-1/2 or retire, whichever occurs later, unless:

> You are a 5% owner or the contract is an IRA, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age 70-1/2

> Under 403(b) plans, if the Company maintains separate records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier

Time Period. We must pay out distributions from the contract over one of the following time periods:

> Over your life or the joint lives of you and your beneficiary

> Over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary

50% Excise Tax

If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds
(Except Nonqualified Contracts)

The following applies to 403(b), 408(b) and 408A plans. Different distribution requirements apply if your death occurs:

> After you begin receiving minimum distributions under the contract

> Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The rules differ, dependent upon:

> Whether your minimum required distribution was calculated each year based on your single life expectancy or the joint life expectancies of you and your beneficiary

> Whether life expectancy was recalculated

The rules are complex and any beneficiary should consult with a tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die September 1, 1999, your entire balance must be distributed to the beneficiary by December 31, 2004. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in either of the following timeframes:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

Start Dates for Spousal Beneficiaries. If the beneficiary is your spouse, the distribution must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death

> December 31 of the calendar year in which you would have attained age 70-1/2

Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA and defer taking a distribution until his or her age 70-1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account or fails to take a distribution within the required time period.

Minimum Distribution of Death Benefit Proceeds
(Nonqualified Contracts)

Death of Contract Holder. The following requirements apply to nonqualified contracts at the death of the contract holder. Different distribution requirements apply if you are the contract holder and your death occurs:

(a) After you begin receiving annuity payments under the contract

(b) Before you begin receiving such distributions

If your death occurs after you begin receiving annuity payments, distribution must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 1999, your entire balance must be distributed by August 31, 2004. However, if the distribution begins within one year of your death, then payments may be made in one of the following time-frames:

> Over the life of the beneficiary

> Over a period not extending beyond the life expectancy of the beneficiary

Spousal Beneficiaries. If the beneficiary is your spouse, the account may be continued with the surviving spouse as the new contract holder.

Death of Annuitant. If the contract holder is a nonnatural person and the annuitant dies, the same rules apply as outlined above for death of a contract holder. If the contract holder is a natural person but not the annuitant and the annuitant dies, the beneficiary must elect an annuity option within 60 days of the date of death, or any gain under the contract will be includible in the beneficiary's income in the year the annuitant dies.

RULES SPECIFIC TO CERTAIN PLANS

Tax Code Section 403(b) Plan

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

Assignment or Transfer of Contracts. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

Exclusions from Gross Income. In order to be excludable from gross income, total annual contributions made by you and your employer to a 403(b) plan cannot exceed the lesser of the following limits set by the Tax Code:

> The first limit, under Tax Code section 415, is generally the lesser of 25% of your compensation or $30,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

> The second limit, which is the exclusion allowance under Tax Code section
  403(b), is usually calculated according to a formula that takes into account your length of employment, any pretax contributions you and your employer have already made under the plan, and any pretax contributions to certain other retirement plans.

> These two limits apply to your contributions as well as to any contributions made by your employer on your behalf.

> An additional limit specifically limits your salary reduction contributions to generally no more than $10,000 annually (subject to indexing). Your own limit may be higher or lower, depending on certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Restrictions on Distributions. Tax Code section 403(b)(11) restricts the distribution under Tax Code section 403(b) contracts of:

(1) Salary reduction contributions made after December 31, 1988

(2) Earnings on those contributions

(3) Earnings during such period on amounts held as of December 31, 1988

Distribution of those amounts may only occur upon your death, attainment of age 59-1/2, separation from service, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

Taxation of Gains Prior to Distribution. Generally no amounts accumulated under the 403(b) contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

Tax Code Section 408(b) and 408A IRAs

Tax Code section 408(b) permits eligible individuals to contribute to a traditional Individual Retirement Annuity (IRA) on a pre-tax (deductible) basis. Employers may establish Simplified Employee Pension (SEP) plans and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

Assignment or transfer of contracts. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to roll over or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

Rollovers and Transfers. Rollovers and direct transfers are permitted from a 401, 403(a) or a 403(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a

Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to ordinary income tax, or from another Roth IRA.

TAXATION OF NONQUALIFIED CONTRACTS

In General. Tax Code section 72 governs taxation of annuities in general. A contract holder under a nonqualified contract who is a natural person generally is not taxed on increases in the account value until distribution occurs by withdrawing all or part of such account value. The taxable portion of a distribution is taxable as ordinary income.

Non-Natural Holders of a Nonqualified Contract. If the contract holder is not a natural person, a nonqualified contract generally is not treated as an annuity for income tax purposes and the income on the contract for the taxable year is currently taxable as ordinary income. Income on the contract is any increase over the year in the surrender value, adjusted for purchase payments made during the year, amounts previously distributed and amounts previously included in income. There are some exceptions to the rule and a non-natural person should consult with its tax adviser prior to purchasing this contract. A non-natural person exempt from federal income taxes should consult with its tax adviser regarding treatment of income on the contract for purposes of the unrelated business income tax. When the contract holder is not a natural person, a change in annuitant is treated as the death of the contract holder.

Diversification. Tax Code section 817(h) requires that in a nonqualified contract the investments of the Funds be "adequately diversified" in accordance with Treasury Regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affects how the Funds' assets may be invested.

Transfers, Assignments or Exchanges of a Nonqualified Contract. A transfer of ownership of a nonqualified contract, the designation of an annuitant, payee or other beneficiary who is not also the contract holder, the selection of certain annuity dates, or the exchange of a contract may result in certain tax consequences. The assignment, pledge, or agreement to assign or pledge any portion of the account value generally will be treated as a distribution. Anyone contemplating any such designation, transfer, assignment, selection, or exchange should contact a tax adviser regarding the potential tax effects of such a transaction.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Separate Account B is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company", but is taxed as part of the Company.


We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

Other Topics
--------------------------------------------------------------------------------

The Company

Aetna Life Insurance and Annuity Company (the Company, we, us) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.


We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of Aetna Inc. Through a merger our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954).

We are engaged in the business of issuing life insurance policies and variable annuity contracts. Our principal executive offices are located at:

            151 Farmington Avenue
            Hartford Connecticut 06156


Variable Annuity Account B

We established Variable Annuity Account B (the "separate account") in 1976 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. These subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contract are obligations of the Company.

Contract Distribution

We serve as the principal underwriter for the securities sold by this prospectus. We are registered as a broker-dealer with the SEC and a member of the National Association of Securities Dealers, Inc.

As principal underwriter, we will enter into arrangements with one or more registered broker-dealers, including at least one affiliate of the Company, to offer and sell the contract described in this prospectus. We may also enter into these arrangements with banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934 pursuant to legal and regulatory exceptions. In this prospectus, we refer to the registered broker-dealers and the banks described above as "distributors." We and one or more of our affiliates may also sell the contract directly. All individuals offering and selling the contract must be registered representatives of a broker-dealer, or employees of a bank exempt from registration under the Securities Exchange Act of 1934, and must be licensed as insurance agents to sell variable annuity contracts.

Occasionally, we may enter into arrangements with independent entities to help find broker-dealers or banks interested in distributing the contract or to provide training, marketing and other sales-related functions, or administrative services. We will reimburse such entities for expenses related to and may pay fees to such entities in return for these services.

We may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

We may also contract with independent third party broker-dealers who will act as wholesalers by assisting us in selecting broker-dealers or banks interested in acting as distributors. These wholesalers may also provide training, marketing and other sales related functions and the distributors and may provide certain administrative services in connection with the contracts. We may pay such wholesalers compensation based on payments to contracts purchased through distributors that they select.

We may also designate third parties to provide services in connection with the contracts such as reviewing applications for completeness and compliance with insurance requirements and providing the distributors with approved marketing material, prospectuses or other supplies. These parties will also receive payments based upon payments for their services, to the extent such payments are allowed by applicable securities laws. We will pay all costs and expenses related to these services.

Payment of Commissions. We pay distributors and their registered representatives who sell the contracts commissions and service fees. Distributors will be paid commissions up to an amount currently equal to 7% of payments or as a combination of a certain percentage of payments at time of sale and a trail commission as a percentage of assets. Under the latter arrangement, commission payments may exceed 7% of payments over the life of the contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Supervisory and other management personnel of the Company may receive compensation that will vary based on the funding options you select. This variance may be based upon the profitability to the Company of funding options that you select. Funding options that invest in funds advised by the Company or its affiliates are generally more profitable to the Company.

We pay these commissions, fees and related distribution expenses out of any early withdrawal charges assessed or out of our general assets, including investment income and any profit from investment advisory fees and mortality and expense risk charges. No additional deductions or charges are imposed for commissions and related expenses.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under any one of the following circumstances:

> On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings) or when trading on the New York Stock Exchange is restricted

> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the subaccount's assets

> During any other periods the SEC may by order permit for the protection of investors

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns

> Non-standardized average annual total returns

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising you may request an SAI by calling us at the number listed in "Contract Overview--Questions."

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account. We include all recurring charges during each period (i.e., mortality and expense risk charges, annual maintenance fees, administrative expense charges, if any, and any applicable early withdrawal charges).


Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we do not include the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.


Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the separate account. If you are a contract holder under a group contract, you have a fully vested interest in the contract and may instruct the group contract holder how to direct the Company to cast a certain number of votes. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

> During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

> During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

Contract Modifications

We may change the contract as required by federal or state law. In addition, we may, upon 30 days' written notice to the group contract holder, make other changes to a group contract that would apply only to individuals who become participants under that contract after the effective date of such changes. If a group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Transfer of Ownership: Assignment

We will accept assignments or transfers of ownership of a nonqualified contract or a qualified contract where such assignments or transfers are not prohibited, with proper notification. The date of any assignment or transfer of ownership will be the date we receive the notification at our Home Office. An assignment or transfer of ownership may have tax consequences and you should consult with a tax advisor before assigning or transferring ownership of the contract.

An assignment of a contract will only be binding on the Company if it is made in writing and sent to the Company at our Home Office. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from such failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Involuntary Terminations

We reserve the right to terminate any account with a value of $2,500 or less immediately following a partial withdrawal. However, an IRA may only be closed out when payments to the contract have not been received for a 24-month period and the paid-up annuity benefit at maturity would be less than $20 per month. If such right is exercised, you will be given 90 days' advance written notice. No early withdrawal charge will be deducted for involuntary terminations. We do not intend to exercise this right in cases where the account value is reduced to $2,500 or less solely due to investment performance.

Legal Matters and Proceedings

We are aware of no material legal proceedings pending which involve the separate account or the Company as a party or which would materially affect the separate account. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.


Year 2000 Readiness

As a healthcare and financial services enterprise, Aetna Inc. (referred to collectively with its affiliates and subsidiaries as "Aetna"), is dependent upon computer systems and applications to conduct its business. Aetna has developed and is currently executing a comprehensive risk-based plan designed to make its mission-critical information technology ("IT") systems and embedded systems Year 2000 ready. The plan for IT systems covers five stages including
(i) assessment, (ii) remediation, (iii) testing, (iv) implementation and (v) Year 2000 approval. At year end 1997, Aetna, including the Company, had substantially completed the assessment stage. The remediation of mission-critical IT systems was completed by year end 1998. Testing of all mission-critical IT systems is underway with Year 2000 approval targeted for completion by mid-1999. The costs of these efforts will not affect the separate account.

The Company, its affiliates and the mutual funds that serve as investment options for the separate account also have relationships with investment advisers, broker-dealers, transfer agents, custodians or other securities industry participants or other service providers that are not affiliated with Aetna. Aetna, including the Company, has initiated communication with its critical external relationships to determine the extent to which Aetna may be vulnerable to such parties' failure to resolve their own Year 2000 issues. Aetna and the Company have assessed and are prioritizing responses in an attempt to mitigate risks with respect to the failure of these parties to be Year 2000 ready. There can be no assurance that failure of third parties to complete adequate preparations in a timely manner, and any resulting systems interruptions or other consequences, would not have an adverse effect, directly or indirectly, on the separate account, including, without limitation, its operation or the valuation of its assets and units.

Contents of the Statement of Additional Information
--------------------------------------------------------------------------------

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. The following is a list of the contents of the SAI.

General Information and History.............................................2

Variable Annuity Account B..................................................2

Offering and Purchase of Contract...........................................3

Performance Data............................................................3

  General...................................................................3

  Average Annual Total Return Quotations....................................3

Income Phase Payments.......................................................4

Sales Material and Advertising..............................................5

Independent Auditors........................................................6

Financial Statements of the Separate Account..............................S-1

Financial Statements of Aetna Life Insurance and Annuity Company..........F-1

                                  Appendix I
                           ALIAC Guaranteed Account
--------------------------------------------------------------------------------

The ALIAC Guaranteed Account (the Guaranteed Account) is a fixed interest option available during the accumulation phase under the contract. This appendix is only a summary of certain facts about the Guaranteed Account. Please read the Guaranteed Account prospectus carefully before investing in this option.

In General. Amounts invested in the Guaranteed Account earn specified interest rates if left in the Guaranteed Account for specified periods of time. If you withdraw or transfer those amounts before the specified periods elapse, we may apply a market value adjustment (described below) which may be positive or negative.

When deciding to invest in the Guaranteed Account, contact your representative or the Company to learn:

> The interest rate(s) we will apply to amounts invested in the Guaranteed
  Account
  We change the rate(s) periodically. Be certain you know the rate we guarantee on the day your account dollars are invested in the Guaranteed Account. Guaranteed interest rates will never be less than an annual effective rate of 3%.

> The period of time your account dollars need to remain in the Guaranteed
  Account in order to earn the rate(s)
  You are required to leave your account dollars in the Guaranteed Account for a specified period of time in order to earn the guaranteed interest rate(s).

Deposit Period. During a deposit period, we offer a specific interest rate for dollars invested for a certain guaranteed term. For a specific interest rate and guaranteed term to apply, account dollars must be invested in the Guaranteed Account during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Account. For guaranteed terms one year or longer, we may apply more than one specified interest rate. The interest rate we guarantee is an annual effective yield. That means the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. Guaranteed interest rates will never be less than an annual effective rate of 3%.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Account in order to earn the guaranteed interest rate. For guaranteed terms one year or longer, we may offer different rates for specified time periods within a guaranteed term. We offer different guaranteed terms at different times. We also may offer more than one guaranteed term of the same duration with different interest rates. Check with your representative or the Company to learn what terms are being offered. The Company also reserves the right to limit the number of guaranteed terms or the availability of certain guaranteed terms.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Account is withdrawn or transferred, you may incur one of more of the following:

> Market Value Adjustment (MVA)--as described in this appendix and in the Guaranteed Account prospectus

> Tax penalties and/or tax withholding--see "Taxation"

> Early withdrawal charge--see "Fees"

> Maintenance fee--see "Fees"

We do not make deductions from amounts in the Guaranteed Account to cover mortality and expense risks. Rather, we consider these risks when determining the interest rate to be credited.

Market Value Adjustment (MVA). If your account value is withdrawn or transferred from the Guaranteed Account before the guaranteed term is completed, an MVA may apply. The MVA reflects investment value changes caused by changes in interest rates occurring since the date of deposit. The MVA may be positive or negative.

If interest rates at the time of withdrawal or transfer have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Account. If interest rates at the time of withdrawal or transfer have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

MVA Waiver. For withdrawals or transfers from a guaranteed term before the guaranteed term matures, the MVA may be waived for:

> Transfers due to participation in the dollar cost averaging program

> Withdrawals taken due to your election of SWO or ECO (described in "Systematic
  Distribution Options), if available

> Withdrawals for minimum distributions required by the Tax Code and for which the early withdrawal charge is waived

Death Benefit. When a death benefit is paid under the contract within six months of the date of death, only a positive aggregate MVA amount, if any, is applied to the account value attributable to amounts withdrawn from the Guaranteed Account. This provision does not apply upon the death of a spousal beneficiary or joint contract holder who continued the account after the first death. If a death benefit is paid more than six months from the date of death, a positive or negative aggregate MVA amount, as applicable, will be applied.

Partial Withdrawals. For partial withdrawals during the accumulation phase, amounts to be withdrawn from the Guaranteed Account will be withdrawn proportionally from each group of deposits having the same length of time until the maturity date ("Guaranteed Term Group"). Within a Guaranteed Term Group, the amount will be withdrawn first from the oldest deposit period, then from the next oldest, and so on until the amount requested is satisfied.

Guaranteed Terms Maturity. As a guaranteed term matures, assets accumulating under the Guaranteed Account may be (a) transferred to a new guaranteed term,
(b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge, taxation and, if you are under age 59-1/2, tax penalties may apply.

If no direction is received from you at our Home Office by the maturity date of a guaranteed term, the amount from the maturing guaranteed term will be transferred to a new guaranteed term of a similar length. If the same guaranteed term is no longer available, the next shortest guaranteed term available in the current deposit period will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

If you do not provide instructions concerning the maturity value of a maturing guaranteed term, the maturity value transfer provision applies. This provision allows transfers or withdrawals without an MVA if the transfer or withdrawal occurs during the calendar month immediately following a guaranteed term maturity date. This waiver of the MVA only applies to the first transaction regardless of the amount involved in the transaction.

Under the Guaranteed Account, each guaranteed term is counted as one funding option. If a guaranteed term matures, and is renewed for the same term, it will not count as an additional investment option for purposes of any limitation on the number of investment options.

Subsequent Payments. Payments received after your initial payment to the Guaranteed Account will be allocated in the same proportions as the last allocation, unless you properly instruct us to do otherwise. If the same guaranteed term(s) are not available, the next shortest term will be used. If no shorter guaranteed term is available, the next longer guaranteed term will be used.

Dollar Cost Averaging. The Company may offer more than one guaranteed term of the same duration and credit one with a higher rate contingent upon use only with the dollar cost averaging program. If amounts are applied to a guaranteed term which is credited with a higher rate using dollar cost averaging and the dollar cost averaging is discontinued, the amounts will be transferred to another guaranteed term of the same duration and an MVA will apply.

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Account may be transferred among guaranteed terms offered through the Guaranteed Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. The 90 day wait does not apply to (1) amounts transferred on the maturity date or under the maturity value transfer provision; (2) amounts transferred from the Guaranteed Account before the maturity date due to the election of an income phase payment option; (3) amounts distributed under the ECO or SWO (See "Systematic Distribution Options;" and (4) amounts transferred from an available guaranteed term in connection with the dollar cost averaging program.

Transfers after the 90-day period are permitted from guaranteed term(s) to other guaranteed term(s) available during a deposit period or to other available investment options. Transfers of the Guaranteed Account values on or within one calendar month of a term's maturity date are not counted as one of the 12 free transfers of accumulated values in the account.

Reinvesting Amounts Withdrawn from the Guaranteed Account. If amounts are withdrawn and then reinvested in the Guaranteed Account, we apply the reinvested amount to the current deposit period. This means the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. We reinvest amounts proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

Income Phase. The Guaranteed Account cannot be used as an investment option during the income phase. However, you may notify us at least 30 days in advance to elect a fixed or variable payment option and to transfer your Guaranteed Account dollars to the general account or any of the subaccounts available during the income phase. Transfers made due to the election of a lifetime payment option will be subject to only a positive aggregate MVA.

Distribution. The Company is the principal underwriter of the contract. The Company is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. From time to time, the Company may offer customers of certain broker-dealers special guaranteed rates in connection with the Guaranteed Account offered through the contracts, and may negotiate different commissions for these broker-dealers.

                                  Appendix II
                                 Fixed Account
--------------------------------------------------------------------------------

General Disclosure.

> The Fixed Account is an investment option available during the accumulation phase under the contract

> Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended

> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements

> Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC

>Additional information about this option may be found in the contract

Interest Rates.

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield

> Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment

Dollar Cost Averaging. Amounts you invest in the Fixed Account must be transferred into the other investment options available under the contract over a period not to exceed 12 months. If you discontinue dollar cost averaging, the remaining balance amounts in the Fixed Account will be transferred into the money market subaccount available under the contract, unless you direct us to transfer the balance into other available options.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to 6 months or as provided by federal law.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying the Home Office at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

                                 Appendix III
                        Description of Underlying Funds
--------------------------------------------------------------------------------

Aetna Balanced VP, Inc.

Investment Objective

Seeks to maximize investment return, consistent with reasonable safety of principal by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds, and cash equivalents, based on the investment adviser's judgment of which of those sectors or mix thereof offers the best investment prospects.

Policies

Assets are allocated among common and preferred stocks, bonds, U.S. Government securities and derivatives, and money market instruments. The Fund may also invest in when-issued or delayed-delivery securities. The Fund generally will maintain at least 25 percent of its total assets in fixed income securities.

Risks

There can be no assurance that the investment adviser will always allocate assets to the best performing sectors. The Fund's performance would suffer if a major proportion of its assets were allocated to stocks in a declining market or, similarly, if a major portion of its assets were allocated to bonds in a time of adverse interest rate movement. High-yield bonds involve additional investment risk. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Income Shares d/b/a Aetna Bond VP

Investment Objective

Seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.

Policies

The Fund will invest at least 65 percent of its total assets in debt securities. It is anticipated that the portfolio's effective average maturity will normally be between three and ten years. The Fund will normally invest at least 70 percent of its assets in one or more of the following: a) debt securities or obligations that are rated at the time of purchase within the four highest categories assigned by Moody's Investors Service, Inc., Standard & Poor's Corporation, or other rating agencies, or, if not rated, that are considered by the investment adviser to be of comparable quality; b) securities of, or guaranteed by, the U.S. Government, its agencies or instrumentalities;
c) marketable securities or obligations of, or guaranteed by, foreign governments; d) commercial paper and other short-term investments having a maturity of less than one year that are considered by the investment adviser to be investment grade; and, e) cash or cash equivalents. May invest up to 30 percent of its total assets in high-yield bonds. May invest up to 25 percent of its total assets in foreign debt and/or equity securities.

Risks

The value of debt securities may be affected by changes in general interest rates. High-yield bonds tend to offer higher yields than investment-grade bonds, but additional risks are associated with them. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Fund d/b/a Aetna Growth and Income VP

Investment Objective

Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Policies

The Fund will invest principally in common stocks and securities convertible into common stock that the investment adviser believes have significant potential for capital appreciation and/or investment income. May invest up to 25 percent of its total assets in foreign equity securities. The Fund may invest in nonconvertible preferred stocks, debt securities, rights and warrants; the Fund may maintain a reserve of cash and high-grade, short-term debt securities and the Fund may purchase securities on a when-issued or delayed-delivery basis.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different account procedures and auditing standards; and less publicly available information about foreign issuers.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Encore Fund d/b/a Aetna Money Market VP

Investment Objective

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments.

Policies

The fund will Invest primarily in: a) money market instruments that have a maturity at the time of purchase, of 397 days or less (762 days or less for U.S. Government securities), and b) debt securities with a longer maturity, if the Fund has the absolute right to sell such securities back to the issuer for at least the fact amount of the debt obligation within 397 days after the date of purchase. At least 95 percent of total Fund assets are invested in high-quality securities (those receiving the highest credit rating by any two rating agencies or one if only one agency has rated the security). May invest up to 25 percent of its total assets in foreign securities.

Risks

Yield will fluctuate with interest rates. The Fund is neither insured nor guaranteed by the U.S. government. Foreign securities may involve certain additional risks. Such risks include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers.

An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Growth VP

Investment Objective

Seeks growth of capital through investment in a diversified portfolio of common stocks and securities convertible into common stocks believed to offer growth potential.

Policies

Normally invests at least 65 percent of its total assets in common stocks that have significant potential for capital growth. May also invest in convertible and nonconvertible preferred stocks. May buy and sell put and call options, and stock index futures and options. May enter into repurchase agreements and invest up to 25 percent of its total assets in foreign securities. Will not invest more than 15 percent of the total value of its assets in high-yield bonds.

Risks

Equity securities are subject to a decline in the stock market or in the value of the company and preferred stocks have price risk and some interest rate and credit risk. Foreign investing involves certain additional risks not present in U.S. Securities. Such risks may include: currency fluctuations and related currency conversion costs: less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign political and economic developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. High-yield bonds may provide a higher return, but have added risk. Derivatives may experience greater price swings and may be less liquid than other securities.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Index Plus Large Cap VP

Investment Objective

Seeks to outperform the total return performance of publicly traded common stocks represented in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).

Policies

The Portfolio attempts to be fully invested in common stocks and normally invests at least 90 percent of its assets in certain common stocks represented in the S&P 500. Portfolio managers will attempt to outperform the S&P 500 by creating a portfolio that has similar market risk characteristics to the S&P 500, but will use a disciplined quantitative analysis to identify those stocks having the greatest likelihood of either outperforming or underperforming the market.

Risks

Because the Portfolio invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. There is no assurance that the Portfolio's objectives will be met.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna International VP

Investment Objective

Seeks long-term capital growth primarily though investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

Policies

Invests at least 65 percent of its total assets among securities principally traded in three or more countries outside of North America. The Portfolio will invest primarily in equity securities, including securities convertible into stocks. The Portfolio will invest in a broad spectrum of companies and industries. Further, from time to time, the Portfolio may hold up to 10 percent of its total assets in long-term debt securities with an S&P or Moody's rating of AA/Aa or above, or, if unrated, are considered by the investment adviser to be of comparable quality. Additionally, the Portfolio may invest in options, futures, enter into repurchase agreements and engage in currency hedging.

Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Investments in foreign securities involve certain additional risks. Such risks may include: currency fluctuations and related currency conversion costs; less liquidity; price or income volatility; less government supervision and regulation of foreign stock exchanges, brokers and listed companies; adverse foreign economic and political developments; different accounting procedures and auditing standards; and less publicly available information about foreign issuers. Derivatives may experience greater price swings and may be less liquid than other securities.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Real Estate Securities VP

Investment Objective

Seeks maximum total return primarily through investment in a diversified portfolio of equity securities issued by real estate companies, the majority of which are real estate investment trusts (REITs).

Policies

Normally invests at least 65 percent of total assets in income-producing equity securities of publicly-traded companies "principally engaged" in the real estate industry, including those companies that, at the time of purchase, derive a significant proportion (at least 50 percent) of their revenues or profits from real estate operations or related services. The Portfolio may invest in convertible securities and preferred stock. Additionally, the Portfolio may invest in options and futures, enter into repurchase agreements, and invest up to 25 percent of its total assets in foreign securities. The Portfolio will not invest more than 15 percent of the total value of its assets in high-yield bonds.

Risks

There are a number of risk factors to be considered when investing in Real Estate Securities VP. Derivatives may experience greater price swings than other securities and may be less liquid than other securities. Risks involved in futures contracts include, but are not limited to: transactions to close out futures contracts may not be able to be effected at favorable prices; possible reduction in a fund's total return and yield; possible reduction the value of the futures instrument, and potential losses in excess of the amount invested in the futures contracts themselves. Writing call options involves the risk of not being able to effect closing transactions at favorable prices or to participate in the appreciation of the underlying securities. Purchasing put options involves the risk of losing the entire purchase price of the option. High-yield bonds have additional risks associated with them, including but not limited to: lack of liquidity; an unpredictable secondary market and a higher risk of default. Special consideration to an investment in real estate include those risks associated with the direct ownership of real estate: declines in the value of real estate, risks related to general and local economic conditions, over-building and increased competition, increases in property taxes and operating expenses, changes in zoning laws and other risks particular to this market. The value of securities of companies which service the real estate industry may also be affected by such risks.

Investment Adviser: Aeltus Investment Management, Inc.

Aetna Variable Portfolios, Inc.--Aetna Small Company VP

Investment Objective

Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations.

Policies

Normally invests at least 65 percent of its total assets in the common stock of companies with equity market capitalizations at the time of purchase of $1 billion or less. May also invest in convertible and nonconvertible preferred stock. The securities of small capitalization companies may be in an early developmental stage or older companies entering a new stage of growth due to management changes, new technology, products, or markets. Such companies may also be undervalued due to poor economic conditions, market decline, or actual or unanticipated unfavorable developments affecting the companies. May invest in lower-risk derivatives for hedging and other investment purposes.

Risks

Equity securities are subject to a decline in the stock market or in the value of the company. Although securities of small capitalization companies tend to offer greater potential for growth than securities of larger, more established issuers, there are additional risks associated with them. These include: limited marketability, more abrupt or erratic market movements than securities of larger capitalization companies, and less publicly available information about the issuer. These companies may also be dependent on relatively few products or services, have limited financial resources and lack of management depth, and may have less of a track record or historical pattern of performance. Derivatives may experience greater price swings and may be less liquid than other securities.

Investment Adviser: Aeltus Investment Management, Inc.

AIM V.I. Capital Appreciation Fund

Investment Objective

Seeks capital appreciation through investments in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

Policies

AIM will be particularly interested in companies that are likely to benefit from new and innovative products, services or processes that should enhance such companies' prospects for future growth in earnings. Any income received from securities held by the Fund will be incidental. The Fund's portfolio is primarily comprised of securities of two basic categories of companies: (1) "core" companies, which AIM considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which AIM believes are currently enjoying a dramatic increase in profits.

Risks

There is no guarantee that the Fund's objective will be met. The market prices of many of the securities purchased and held by the Fund may fluctuate widely. Investing in equity securities of small- and medium-sized companies may involve greater risk than associated with investing in more established companies. Equity securities are subject to a decline in the stock market or in the value of the issuer, and preferred stocks have price risk and some credit risk. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in securities of foreign issuers or foreign securities involve risks not present in domestic markets, including: currency fluctuations and related currency conversion costs, political instability, expropriation or confiscatory taxation and limited liquidity; regulatory risk due to less stringent government regulations, accounting and auditing processes; and market risk due to a lesser trade volume than is generally expected of domestic markets.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Growth Fund

Investment Objective

Seeks growth of capital principally through investment in common stocks of seasoned and better capitalized companies considered by AIM to have strong earnings momentum. Current income will not be an important criterion of investment selection, and any such income should be considered incidental.

Policies

The Fund's portfolio is primarily comprised of securities of two basic categories: (1) "core" companies, which Aim considers to have experienced above-average and consistent long-term growth in earnings and to have excellent prospects for outstanding future growth, and (2) "earnings acceleration" companies which Fund management believes are currently enjoying a dramatic increase in profits.

Risks

There is no guarantee that the Fund will achieve its objective. Because the Fund invests in common stocks, it is subject to the possibility that common stock prices will decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when prices generally rise, and periods when prices generally decline. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in foreign securities involve risks not present in domestic markets, including: currency fluctuations and related currency conversion costs, political and economical risk due to less stringent government regulations, accounting and auditing processes; and market risk due to a lesser trade volume than is generally expected of domestic markets.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Growth and Income Fund

Investment Objective

Seeks growth of capital, with current income as a secondary objective. Although the amount of the Fund's current income will vary from time to time, it is anticipated that the current income realized by the Fund will generally be greater than that realized by mutual funds whose sole objective is growth of capital.

Policies

The Fund seeks to achieve its objective by generally investing at least 65% if its net assets in stocks of companies believed by management to have the potential for above-average growth in revenues and earnings. The Fund generally will also invest at least 80% of its assets in securities which pay income to the Fund.

Risks

There is no guarantee that the Fund will achieve its objective. Equity securities are subject to a decline in the stock market or in the value of the issuer. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. The value of debt securities may be affected by changes in general interest rates and in the creditworthiness of the issuer. The Fund may invest in convertible securities, which may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. The Fund may invest in foreign securities. Investments in securities of foreign issuers or in foreign securities involve risks not present in domestic markets, including: currency fluctuation and related currency conversion costs, political and economic risk due to social or political instability, expropriation or confiscatory taxation and limited liquidity; regulatory risk due to less stringent government regulations, accounting and auditing processes; and market risk due to a lesser trade volume than is generally expected of domestic markets.

Investment Adviser: AIM Advisors, Inc.

AIM V.I. Value Fund

Investment Objective

To achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to the current market values of assets owned by the companies issuing the securities, or relative to the equity market, generally.

Policies

Income as the secondary objective would be satisfied principally from the income generated by the common stocks, convertible bonds and convertible preferred stocks that make up the Fund's portfolio. The Fund may also acquire preferred stocks and debt instruments having prospects for growth of capital. The primary thrust of AIM's search for undervalued equity securities is in four categories: (1) out of favor cyclical growth companies; (2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the price of the company's equity securities; and (4) companies whose equity securities are selling at prices that do not reflect the current market value of its assets and where there is no reason to expect realization of this potential in the form of increased equity values. The Fund may invest up to 15% of its net assets in securities which are illiquid, and may invest up to 25% of its assets in foreign securities.

Risks

Investment in equity securities involves certain risks. Equity securities offer no guaranteed return, and prices will fluctuate. During certain market conditions, purchases and sales of futures contracts may not completely offset a decline or rise in the value of the Fund's portfolio. In the futures market, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations. Unanticipated price movements in a futures contract may result in a loss substantially greater than the Fund's initial investment in the contract. Limitations on the resale of illiquid securities may have an adverse affect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. Investment in foreign securities carries the following primary risks: Currency risks due to changing currency exchange rates; political and social risk due to political/social instability and other factors; regulatory risk due to less stringent regulation and government supervision of foreign issuers; and market risks whereby foreign securities may be less liquid and more volatile due to lower trading volume and higher transactions costs.

Investment Adviser: AIM Advisors, Inc.

Fidelity Investments Variable Insurance Products Fund--Equity-Income Portfolio

Investment Objective

Seeks reasonable income by investing primarily in income-producing equity securities. Also considers the potential for capital appreciation.

Policies

Seeks to achieve a yield that will beat that of the Standard & Poor's (S&P) 500 Index. The Portfolio normally invests at least 65 percent of its total assets in income-producing equity securities. The Portfolio has the flexibility, however, to invest the balance in all types of domestic and foreign securities, including bonds. Portfolio managers do not expect to invest in debt securities of companies that do not have proven earnings or credit.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. The value of bonds fluctuates based on changes in interest rates and in the credit quality of the issuer. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

Investment Adviser: Fidelity Management & Research Company

Fidelity Investments Variable Insurance Products Fund--High Income Portfolio

Investment Objective

Seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed income securities, while also considering growth of capital.

Policies

Invests primarily in all types of income-producing debt securities, preferred stocks, and convertible securities. The Portfolio normally invests at least 65 percent of its assets in these securities. If consistent with its investment objectives, the Portfolio may also invest in common stocks, other equity securities, and debt securities that are not currently paying interest but that are expected to do so in the future. The Portfolio manager focuses on assembling a portfolio of income-producing securities that it believes will provide the best tradeoff between risk and return within the range of securities that are eligible investments for the Portfolio. The Portfolio may invest up to 50 percent of its total assets in foreign securities.

Risks

Yield and share price change daily and are based on changes in interest rates, market conditions, other economic and political news, and on the quality and maturity of the Portfolio's investments. Lower quality debt securities (also known as "junk bonds") are considered to have speculative characteristics and involve greater risk of default or price changes. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets.

Investment Adviser: Fidelity Management & Research Company

Fidelity Investments Variable Insurance Products Fund II--Contrafund Portfolio

Investment Objective

Seeks maximum total return over the long term by investing mainly in securities of companies whose value the investment adviser believes is not fully recognized by the public.

Policies

Usually invests in common stock and securities convertible into common stock, but may invest in any type of security that may produce capital appreciation. Seeks companies that are: 1) unpopular, but that may improve due to developments such as a change in management, a new product line, or an improved balance sheet; or 2) recently popular, but temporarily out of favor due to short-term or one-time factors; or, undervalued compared to other companies in the same industry. May not invest more than 25 percent of its total assets in any one industry.

Risks

Stock values may fluctuate in response to the activities of an individual company or general market and economic conditions. The Portfolio's strategy can lead to investments in small- and medium-sized companies, which carry more risk than larger ones. Generally, such companies rely on limited product lines and markets, financial resources or other factors. This may make them more susceptible to downturns. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks. These include political or economic risks, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and less stringent investor protection and disclosure standards of foreign markets. Seeks to manage risk by diversifying its holdings among many companies and industries.


Investment Adviser: Fidelity Management & Research Company

Janus Aspen Series--Aggressive Growth Portfolio

Investment Objective

Seeks long-term growth of capital.

Policies

A nondiversified portfolio that invests primarily in common stocks of foreign and domestic companies selected for their growth potential. Normally invests at least 50 percent of its equity assets in securities issued by medium-sized companies--those whose market capitalizations fall within the range of companies in the Standard and Poor's (S&P) Mid Cap 400 Index. May invest, to a lesser degree, in other types of securities including preferred stocks, warrants, convertible securities, and debt securities. May invest up to 35 percent of its net assets in high-yield/high-risk debt securities ("junk bonds"). May at times hold substantial positions in cash equivalents or interest-bearing securities.

Risks

Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory, and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Balanced Portfolio

Investment Objective

Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Policies

Normally invests 40-60 percent of its assets in securities selected primarily for their growth potential and 40-60 percent of its assets in securities selected primarily for their income potential. Invests in common stocks of domestic and foreign companies. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when the portfolio manager perceives an opportunity for capital growth. Assets may shift between the growth and income components of the Portfolio based on the portfolio manager's analysis of relevant market financial and economic conditions. The portfolio manager generally takes a "bottom up" approach to building the Portfolio, seeking to identify individual companies with earnings growth potential that may not be recognized by the market at large.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

Invests in common stocks of companies of any size, although it generally invests in larger, more established issuers. Invests primarily in stocks of domestic and foreign companies selected for their growth potential. May at times hold substantial positions in cash equivalents or interest bearing securities. May invest to a lesser degree in other types of securities including preferred stocks, warrants, convertible securities, and debt securities when its portfolio manager perceives an opportunity for capital growth. Using a "bottom up" approach to building the Portfolio, the portfolio manager seeks to identify individual companies with earnings growth potential that may not be recognized by the market at large. Securities are generally selected without regard to any defined industry sector. Securities are selected solely for their capital growth potential; investment income is not a consideration.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Smaller or new issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investments in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These risks include currency, political, economic, regulatory and market risk factors. Risk is reduced through diversification.

Investment Adviser: Janus Capital Corporation

Janus Aspen Series--Worldwide Growth Portfolio

Investment Objective

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

Policies

A diversified portfolio that invests primarily in common stocks of foreign and domestic issuers. Invests worldwide in companies and organizations of any size, regardless of country of organization of place of principal business activity. Normally invests in issuers from at least five different countries, including the United states. May at times invest in fewer than five countries or even in a single country. May hold substantial positions in cash equivalents or interest-bearing securities. May invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities, and debt securities, when the portfolio manager perceives an opportunity for growth. May invest up to 35 percent of net assets in high-yield/high-risk securities (also called "junk bonds"). May invest without limit in foreign equity and debt securities.

Risks

Stock values may fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investment in foreign securities, including those of foreign governments, involve greater risks than investing in comparable domestic securities. These include currency, political, economic, regulatory and market risk factors. High-yield/high-risk securities are generally more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk). Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. They are more vulnerable to real or perceived economic changes, political changes or other adverse developments.

Investment Adviser: Janus Capital Corporation

MFS Total Return Series

Investment Objective

Seeks to provide above average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital. Its secondary objective is to provide a reasonable opportunity for growth of capital and income.

Policies

Under normal market conditions, at least 25 percent of the Series' assets will be invested in fixed income securities, and at least 40 percent (but no more than 75 percent) of the Series' assets will be invested in equity securities. The Series invests in a broad list of securities, including short-term obligations. The list may be diversified not only by companies and industries, but also by type of security. May vary the percentage of assets invested in any one type of security depending on the adviser's interpretation of economic and money market conditions, fiscal and monetary policy, and underlying security values. The Series' debt investment may consist of both investment grade securities and securities that are lower rated or unrated categories (commonly known as "junk bonds"). May hold up to 20 percent of its assets in foreign securities (including emerging market securities and Brady Bonds) which are not graded on a U.S. exchange.

Risks

Investing in the securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include changes in currency rates, exchange control regulations, governmental administration or economic or monetary policy (in the U.S. or abroad), or circumstances in dealing between nations. Other considerations include limited information about foreign issuers, higher brokerage costs, different accounting standards, and thinner trading markets.

Investment Adviser: Massachusetts Financial Services Company ("MFS")


[Mitchell Hutchins Series Trust Growth and Income Portfolio

Investment Objective

Has an investment objective of current income and capital growth.

Policies

Invests at least 65% of its total assets in dividend-paying equity securities believed to have the potential for rapid earnings growth. The adviser follows a disciplined investment process that relies on a proprietary model to identify stocks providing a combination of value and momentum. The portfolio may invest up to 35% of its total assets in equity securities not meeting the model criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of its total assets in convertible securities rated below investment grade but no lower than B by S&P or Moody's (commonly known as "junk bonds"). The portfolio may invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market. The portfolio may invest up to 10% of its net assets in illiquid securities.

Risks

[To be filed by amendment]

Investment Adviser: Mitchell Hutchins Asset Management Inc.]

[Mitchell Hutchins Series Trust Tactical Allocation Portfolio

Investment Objective

Has in investment objective of total return, consisting of long-term capital appreciation and current income.

Policies

Follows a proprietary model that uses a systematic investment strategy that allocates its investments between an equity portion designed to track the performance of the S&P 500 Composite Stock Price Index ("S&P 500 Index") and a fixed income portion that generally will be comprised of either five-year U.S. Treasury notes or 30-day U.S. Treasury bills. The portfolio seeks to achieve total return during all economic and financial market cycles, with lower volatility than that of the S&P 500 Index. The portfolio may invest up to 15% of its net assets in illiquid securities.

Risks

[To be filed by amendment]

Investment Adviser: Mitchell Hutchins Asset Management Inc.]

[Mitchell Hutchins Series Trust Small Cap Portfolio

Investment Objective

Has an investment objective of long-term capital appreciation.

Policies

Invests, under normal circumstances, at least 65% of its total assets in equity securities of small capitalization ("small cap") companies, which are defined as companies having market capitalization of up to $1 billion. The adviser follows a disciplined investment process that relies on a proprietary model to identify stocks providing a combination of value and momentum. The portfolio may invest up to 35% of its total assets inequity securities of companies that are larger than small cap companies, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of its total assets in convertible bonds rated below investment grade but no lower than B by S&P or Moody's (commonly known as "junk bonds"). The portfolio may invest up to 25% of its total assets in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market. The portfolio may invest up to 15% of its net assets in illiquid securities.

Risks

[To be filed by amendment]

Investment Adviser: Mitchell Hutchins Asset Management Inc.]

Oppenheimer Aggressive Growth Fund


Investment Objective

Seeks to achieve capital appreciation by investing in "growth-type" companies.

Policies

"Growth-type" companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services, or markets and normally retain a relatively larger portion of their earnings for research, development, and investment in capital assets. The Fund will invest no more than 25 percent of its total assets in foreign securities or in government securities of any foreign country or in obligations of foreign banks.

Risks

Stock prices will fluctuate. Additional risk is present in growth-type investments since the price of the security may decline if the anticipated development fails to occur. Investing in small, unseasoned companies (those that have been in operation for less than three years, counting the operations of any predecessors) may have limited liquidity, and the prices of these securities may be volatile. Foreign securities markets may be less liquid and more volatile than markets in the United States. Risks of foreign securities may include foreign withholding taxation, changes in currency, less publicly available information, and differences between domestic and foreign legal, auditing, brokerage and economic standards.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Growth & Income Fund

Investment Objective

Seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Policies

Invests primarily in equity and debt securities and focuses on all market capitalization including small to medium capitalization companies. Equity investments include common stocks, preferred stocks, convertible securities, and warrants. Debt securities include bonds, participation interests, asset-backed securities, private label mortgage backed securities and collateralized mortgage obligations (CMOs), zero coupon securities, and U.S. Government obligations. The proportion of equity and fixed income investments will vary based upon the manager's evaluation of economic and market trends and percentage of assets that may, at any given time, be invested in either type of investment. The Fund may invest in foreign securities without limit.

Risks

Changes in overall market movements or interest rates, or factors affecting a particular industry or issuer can affect the value of the Fund's investments and their price per share. Equity investments are generally subject to a number of risks, including the risk that values will fluctuate as a result of changing expectations for the economy and individual issuers; stocks with small- to medium-size capitalization may fluctuate more than large capitalization stocks. Foreign investments are subject to the risk of adverse currency fluctuation and additional risks and expenses in comparison to U.S. investments.

Investment Adviser: OppenheimerFunds, Inc.

Oppenheimer Strategic Bond Fund

Investment Objective

Seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

Policies

Invests principally in lower-rated, high-yield domestic debt securities (commonly known as "junk bonds"), U.S. Government securities, and foreign government and corporate debt securities. Under normal circumstances, the Fund's assets will be invested in each of these three sectors. However, Strategic Bond Fund may occasionally invest up to 100 percent of its total assets in any one sector, if, in the manager's judgment, the Fund has the opportunity to seek a high level of current income without undue risk to principal. Accordingly, the Fund's investments should be considered speculative. Distributable income will fluctuate as the Fund's assets are shifted among the three sectors.

Risks

The higher yields and income sought by Strategic Bond Fund are generally associated with securities in the lower-rating categories of the established rating services. Such securities are considered speculative and involve greater risk than lower-yielding, higher-rated fixed income securities, while providing higher yields than such securities. Lower-rated securities may be less liquid, and significant losses could be experienced if a substantial number of other holders of such securities decide to sell at the same time. Issuers of lower-rated or unrated securities are generally not as financially secure or creditworthy as issuers of higher-rated securities.

Investment Adviser: OppenheimerFunds, Inc.

Portfolio Partners MFS Emerging Equities Portfolio

Investment Objective

Seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective.

Policies

Normally invests at least 80 percent of its assets in common stocks of companies the sub-adviser believes are in an early phase of their life cycle, but that have the potential to become major enterprises. Such companies would be expected to show earnings growth over time well above the growth rate of the overall economy and inflation and have the products, technologies, management and market and other opportunities usually necessary to become more widely recognized as growth companies. Emerging growth companies can be of any size. The Portfolio may invest in larger or more established companies whose rates of earnings growth are expected to accelerate because of special factors or basic changes in the economic environment. Up to 25 percent of the Portfolio's net assets may be invested in foreign issuers.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Such companies may have limited product lines, markets or financial resources and they may be dependent on one person's management. In addition, there may be less research available on many promising small-and-medium-sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of these companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Foreign investing involves risks that re different in some respects from investments in the securities of U.S. issuers. Risks include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

Investment Adviser: Aetna Life Insurance Annuity company; Sub-adviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Research Growth Portfolio

Investment Objective

Seeks long-term growth of capital and future income.

Policies

Invests at least 65 percent of its total assets in common stocks, or securities convertible into common stocks, of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. In the case of both growth stocks ands income issues, emphasis is placed on the selection of progressive, well-managed companies. The Portfolio may invest up to 20 percent of its net assets in foreign securities, including emerging market securities.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information about issuers or foreign markets, economic and political volatility, and price, interest rate and currency risk.

Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser:
Massachusetts Financial Services Company

Portfolio Partners MFS Value Equity Portfolio

Investment Objectives

Seeks capital appreciation. Dividend income, if any, is a consideration incidental to the Portfolio's objective of capital appreciation.

Policies

While the Portfolio's policy is to invest at least 65 percent of its total assets in common stocks, it may seek appreciation other types of securities (such as fixed-income, convertible bonds, convertible preferred stocks and warrants) when relative values make such purchases appear attractive, either as individual issues or as types of securities in certain economic environments. The Portfolio may invest in high-yield fix-income (below investment grade), but will invest no more than 25 percent of its net assets in these securities. The Portfolio may also invest up to 50 percent (but generally expects to invest not more than 25 percent) of its net assets in foreign securities.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Lower-rated bonds have speculated characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-grade securities. Investing in securities of foreign issuers generally involves risks not ordinarily associated with investing in securities of domestic issuers. These include less availability of information of issuers of foreign markets, economic and political volatility, and price, interest rate and currency risk.

Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser:
Massachusetts Financial Services Company

Portfolio Partners Scudder International Growth Portfolio

Investment Objective

Seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity investments.

Policies

Invests in companies, wherever organized, that do business primarily outside the United State. The Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. Does not intend to concentrate investments in any particular industry. Invests primarily in equity securities of established companies, listed on foreign exchanges, that the sub-adviser believed have favorable characteristics. Although the Portfolio will consist primarily of equity securities, it may also invest in fixed-income securities of foreign governments and companies.

Risks

Share prices will fluctuate in response to the activities of an individual company or in response to general market and economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than other investment choices. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. Additional risk factors include the possibility of change rate fluctuations, less publicly available information, more volatile markets, less securities regulation and less favorable tax provisions.

Investment Adviser: Aetna Life Insurance and Annuity Company; Sub-adviser:
Scudder Kemper Investments, Inc.

                                  Appendix IV
                        Condensed Financial Information
--------------------------------------------------------------------------------
   (Selected data for accumulation units outstanding throughout each period)
================================================================================
The condensed financial information presented below for the period ended December 31, 1998, is derived from the financial statements of the separate account, which have been audited by ___________, independent auditors. The financial statements and the independent auditors' report thereon for the year ended December 31, 1998 are included in the Statement of Additional
Information.

                                                              0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                             --------------------- --------------------- --------------------
                                                                      1998                  1998                 1998
                                                             --------------------- --------------------- --------------------
AETNA BALANCED VP, INC.
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA BOND VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA GROWTH VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA GROWTH AND INCOME VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA INTERNATIONAL VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA MONEY MARKET VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA REAL ESTATE SECURITIES VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AETNA SMALL COMPANY VP
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
AIM V.I. VALUE FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
MFS TOTAL RETURN SERIES
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER AGGRESSIVE GROWTH FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER GROWTH & INCOME FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
OPPENHEIMER STRATEGIC BOND FUND
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

--------------------------------------------------------------------------------

                                                             0.95% Total Charges   1.25% Total Charges   1.40% Total Charges
                                                            --------------------- --------------------- --------------------
                                                                     1998                  1998                 1998
                                                            --------------------- --------------------- --------------------
PORTFOLIO PARTNERS MFS VALUE EQUITY PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period
PORTFOLIO PARTNERS SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of accumulation units(1)
Number of accumulation units outstanding at end of period

-----------------
(1) The above figures are calculated by subtracting the beginning accumulation unit value from the ending accumulation unit value, and dividing the result by the beginning accumulation unit value. These figures do not reflect the early withdrawal charge or the annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT B
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY
-------------------------------------------------------------------------------

              Statement of Additional Information dated May 3, 1999

                             AETNA VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 3, 1999.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                           Hartford, Connecticut 06156
                                 1-800-531-4547

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                          Page
General Information and History..........................................   2
Variable Annuity Account B...............................................   2
Offering and Purchase of Contract........................................   3
Performance Data.........................................................   3
     General.............................................................   3
     Average Annual Total Return Quotations..............................   3
Income Phase Payments....................................................   6
Sales Material and Advertising...........................................   6
Independent Auditors.....................................................   7
Financial Statements of the Separate Account.............................   S-1
Financial Statements of Aetna Life Insurance and Annuity Company.........   F-1

                         GENERAL INFORMATION AND HISTORY


Aetna Life Insurance and Annuity Company (the "Company," we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). The Company is an indirect wholly owned subsidiary of Aetna Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 1998, the Company had $____ billion invested through its products, including $____ billion in its separate accounts (of which the Company or an affiliate oversees the management of $____ billion) and $___ billion in its mutual funds offered outside of its separate accounts. The Company is ranked among the top _% of all U.S. life insurance companies based on assets as of December 31, 1997.


In addition to serving as the principal underwriter and the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.


From this point forward, the term "contracts" refers only to those offered through the prospectus.


                           VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:


Aetna Balanced VP, Inc.                                            Janus Aspen Aggressive Growth Portfolio
Aetna Income Shares d/b/a Aetna Bond VP                            Janus Aspen Balanced Portfolio
Aetna Growth VP                                                    Janus Aspen Growth Portfolio
Aetna Variable Fund d/b/a Aetna Growth and Income VP               Janus Aspen Worldwide Growth Portfolio
Aetna Index Plus Large Cap VP                                      MFS Total Return Series
Aetna International VP                                             Mitchell Hutchins Series Trust Growth & Income Portfolio
Aetna Variable Encore Fund d/b/a Aetna Money Market VP             Mitchell Hutchins Series Trust Tactical Allocation Portfolio
Aetna Real Estate Securities VP                                    Mitchell Hutchins Series Trust Small Cap Portfolio
Aetna Small Company VP                                             Oppenheimer Aggressive Growth Fund
AIM V.I. Capital Appreciation Fund                                 Oppenheimer Growth & Income Fund
AIM V.I. Growth Fund                                               Oppenheimer Strategic Bond Fund
AIM V.I Growth and Income Fund                                     Portfolio Partners MFS Emerging Equities Portfolio
AIM V.I. Value Fund                                                Portfolio Partners MFS Research Growth Portfolio
Fidelity VIP Equity-Income Portfolio                               Portfolio Partners MFS Value Equity Portfolio
Fidelity VIP High Income Portfolio                                 Portfolio Partners Scudder International Growth Portfolio
Fidelity VIP II Contrafund Portfolio


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                        OFFERING AND PURCHASE OF CONTRACT

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. We offer the contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections titled "Purchase and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account and then adjust them to reflect the deduction of the maximum recurring charges under the contracts during each period (i.e., option package III: 1.25% mortality and expense risk charge, $30 maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contracts described in the prospectus. The total return figures shown below will be lower than the standardized figures for option packages I and II because of the lower mortality and expense risk charge under those option packages (0.80% and 1.10% respectively). We may also advertise standardized returns and non-standardized returns using the fees and charges applicable to option packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the maintenance fee. The deduction of the early withdrawal charge and the maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., option package III: 1.25% mortality and expense risk charge, $30 maintenance fee, and 0.15% administrative charge). We may also advertise returns based on lower charges that may apply to contracts under option packages I and II.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - Standardized and Non-Standardized


The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1998 for the subaccounts under the contracts. The standardized returns assume the maximum charges under the contract (i.e., option package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on lower charges that may apply to particular contracts under option packages I and II.


For the subaccounts funded by the Portfolio Partners portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the Portfolio Partners portfolio from November 28, 1997, the date the Portfolio commenced operations; and one quotation based on
(a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the Portfolio Partners portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception". For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.


                                                                   ----------------------------------------------------------------
                                                                                                                       Date
                                                                                                                  Contributions
                                                                              STANDARDIZED                       First Received
                                                                                                                    Under the
                                                                                                                 Separate Account
-----------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                             1 Year   5 Year    10 Year   Inception*
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                             06/30/1989
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                     05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                       10/31/1996
-----------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                              05/05/1998
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                     05/06/1998
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                              05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                                                                12/30/1994
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                                                                  06/30/1995
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                                06/30/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                             10/31/1994
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                      01/31/1995
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                        07/29/1994
-----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                              04/28/1995
-----------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                             05/31/1996
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund                                                                                  05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                                    05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                     05/30/1997
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                  11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging                                                            09/30/1993
Equities(3)
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                    11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio Partners MFS
Research Growth(3)                                                                                                  08/31/1992
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                       11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS Value Equity(3)                                                  11/30/1992
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                           11/28/1997
-----------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners Scudder
International Growth(3)                                                                                             08/31/1992
-----------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the table for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

*Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1998 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under Separate Account" refers to the applicable date for the replaced fund.

                                                           -------------------------------------------------------------------
                                                                                                                     Fund
                                                                                 NON-STANDARDIZED                 Inception
                                                                                                                     Date
------------------------------------------------------------------------------------------------------------------------------
                            SUBACCOUNT                      1 Year    3 Years   5 Years   10 Years  Inception**
------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.                                                                                           04/03/1989
------------------------------------------------------------------------------------------------------------------------------
Aetna Bond VP(1)
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth VP                                                                                                   12/13/1996
------------------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP(1)
------------------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP                                                                                     09/16/1996
------------------------------------------------------------------------------------------------------------------------------
Aetna International VP                                                                                            12/22/1997
------------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP(1)(2)
------------------------------------------------------------------------------------------------------------------------------
Aetna Real Estate Securities VP                                                                                   12/15/1997
------------------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP                                                                                            12/27/1996
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                                                                05/05/1993
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                                                                              05/05/1993
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth and Income Fund                                                                                   05/02/1994
------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Value Fund                                                                                               05/05/1993
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio(1)
------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                                                              01/03/1995
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                           09/13/1993
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                    09/13/1993
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                      09/13/1993
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                            09/13/1993
------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                                                                                           01/03/1995
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Aggressive Growth Fund (1)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Growth & Income Fund                                                                                  07/06/1995
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund                                                                                   05/03/1993
------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Emerging Equities Portfolio                                                                11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap/Portfolio Partners MFS Emerging
Equities(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Research Growth Portfolio                                                                  11/28/1997
------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital Appreciation/Portfolio
Partners MFS Research Growth(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners MFS Value Equity Portfolio                                                                     11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Growth/Portfolio Partners MFS
Value Equity(3)
------------------------------------------------------------------------------------------------------------------------------
Portfolio Partners Scudder International Growth Portfolio                                                         11/28/1997
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio Class A/Portfolio Partners
Scudder International Growth(3)
------------------------------------------------------------------------------------------------------------------------------

Please refer to the discussion preceding the table for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**  Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended December 31, 1998 (on an annualized basis) was _____%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable Portfolio Partners Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable Portfolio Partners Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually. Payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the examination of the separate account's financial statements and the review of filings made with the SEC.

                  FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT

                           VARIABLE ANNUITY ACCOUNT B

                                      Index

Statement of Assets and Liabilities.........................................
Statements of Operations and Changes in Net Assets..........................
Notes to Financial Statements...............................................
Independent Auditors' Report................................................

                       [To be filed by 485(b) amendment.]

        FINANCIAL STATEMENTS OF AETNA LIFE INSURANCE AND ANNUITY COMPANY

                   Index to Consolidated Financial Statements

Independent Auditors' Report.................................................
Consolidated Financial Statements:...........................................

     Consolidated Statements of Income for the Years Ended
         December 31, 1998, 1997 and 1996....................................
     Consolidated Balance Sheets as of December 31, 1998 and 1997............
     Consolidated Statements of Changes in Shareholder's Equity
         for the Years Ended December 31, 1998, 1997 and 1996................
     Consolidated Statements of Cash Flows for the Years Ended
         December 31, 1998, 1997 and 1996....................................
     Notes to Consolidated Financial Statements..............................

                       [To be filed by 485(b) amendment.]

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
------------------------------------------

     (a) Financial Statements:

         (1)   Included in Part A:
               Condensed Financial Information  *

         (2)   Included in Part B:
               Financial Statements of Variable Annuity Account B:  *
               -   Statement of Assets and Liabilities as of December 31, 1998
               - Statements of Operations and Changes in Net Assets for the years ended December 31, 1998 and 1997
               -   Notes to Financial Statements
               -   Independent Auditors' Report
               Financial Statements of the Depositor: *
               -   Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996
               -   Consolidated Balance Sheets as of December 31, 1998 and 1997
               -   Consolidated Statements of Changes in Shareholder's Equity
                   for the years ended December 31, 1998, 1997 and 1996
               -   Consolidated Statements of Cash Flows for the years ended
                   December 31, 1998, 1997 and 1996
               -   Notes to Consolidated Financial Statements

     *To be filed by amendment

     (b)  Exhibits

       (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B(1)

       (2)      Not applicable

       (3.1)    Broker-Dealer Agreement(2)

       (3.2) Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)

       (4.1)    Variable Annuity Contract (GM-VA-98)(2)

       (4.2)    Variable Annuity Contract Certificate (GMC-VA-98)(2)

       (4.3) Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and Variable Annuity Contract Certificate GMC-VA-98(4)

       (5)      Variable Annuity Contract Application(9.5.89-6(9/98))(5)

       (6.1) Certificate of Incorporation of Aetna Life Insurance and Annuity Company(6)

       (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(7)

       (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(8)

       (7)      Not applicable

       (8.1) Fund Participation Agreement between Aetna Life Insurance and Annuity Company and AIM dated June 30, 1998(5)

       (8.2) Service Agreement between Aetna Life Insurance and Annuity Company and AIM effective June 30, 1998(5)

       (8.3) Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(2)

       (8.4) Amendment dated November 9, 1998 to Fund Participation Agreement by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. dated as of May 1, 1998(9)

       (8.5) Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(2)

       (8.6) Amendment dated November 4, 1998 to Service Agreement between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series dated as of May 1, 1998(9)

       (8.7) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)

       (8.8) Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)

       (8.9) Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
                1996 and May 1, 1997(11)

       (8.10) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997(2)

       (8.11) Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(7)

       (8.12) Fifth Amendment, dated as of May 1, 1997, to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996(10)

       (8.13) Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997(12)

       (8.14) Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998(2)

       (8.15) Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(11)

       (8.16) Amendment dated January 1, 1997 to Service Agreement between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company dated as of November 1, 1995(10)

       (8.17) Service Contract between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company dated May 2, 1997(9)

       (8.18) Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(13)

       (8.19) Amendment dated October 12, 1998 to Fund Participation Agreement among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation dated December 8, 1997(9)

       (8.20) Service Agreement between Janus Capital Corporation and Aetna Life Insurance and Annuity Company dated December 8, 1997(14)

       (8.21) Fund Participation Agreement among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(2)

       (8.22) Fourth Amendment dated May 1, 1998 to the Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(5)

       (8.23) Fifth Amendment to Fund Participation Agreement by and among MSF Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services Company dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997(15)

       (8.24) Form of Fund Participation Agreement between Aetna and Mitchell Hutchins*

       (8.25) Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(16)

       (8.26) Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(16)

       (9)      Opinion and Consent of Counsel

       (10)     Consent of Independent Auditors

       (11)     Not applicable

       (12)     Not applicable

       (13)     Schedule for Computation of Performance Data(5)

       (14)     Not applicable

       (15.1)   Powers of Attorney

       (15.2)   Authorization for Signatures(3)

* To be filed by amendment.

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 22, 1996 (Accession No. 0000950146-96-000563).

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on June 8, 1998 (Accession No. 0000950146-98-000983).

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed electronically on April 12, 1996 (Accession No. 0000912057-96-006383).

4. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on September 14, 1998 (Accession No. 0000950146-98-001574).

5. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on August 4, 1998 (Accession No. 0000950146-98-001283).

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed electronically on April 15, 1996 (Accession No. 0000950146-96-000534).

7. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 11, 1997 (Accession No. 0000950146-97-000159).

8. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed electronically on October 30, 1997 (Accession No. 0000950146-97-001589).

9. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

10. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on September 29, 1997 (Accession No. 0000950146-97-001485).

11. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed electronically on February 9, 1998 (Accession No. 0000950146-98-000179).

12. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed electronically on February 24, 1998 (Accession No. 0000950146-98-000267).

13. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed electronically on June 28, 1996 (Accession No. 0000928389-96-000136).

14. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed electronically on December 31, 1997 (Accession No. 0000950146-97-001982).

15. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on February 16, 1999 (Accession No. 0000950146-99-000248).

16. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed electronically on April 16, 1997 (Accession No. 0000950146-97-000617).

Item 25. Directors and Officers of the Depositor
------------------------------------------------

Name and Principal
Business Address*                                      Positions and Offices with Depositor
-----------------                                      ------------------------------------
Thomas J. McInerney                                    Director and President

Shaun P. Mathews                                       Director and Senior Vice President

Catherine H. Smith                                     Director, Chief Financial Officer and Senior Vice President

Deborah Koltenuk                                       Vice President, Treasurer and Corporate Controller

Therese M. Squillacote                                 Vice President and Chief Compliance Officer

Kirk P. Wickman                                        Vice President, General Counsel and Corporate Secretary

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 26. Persons Controlled by or Under Common Control with the Depositor
-------------------------------------------------------------------------
or Registrant
-------------

     Incorporated herein by reference to Item 26 to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed electronically on December 14, 1998 (Accession No. 0000950146-98-002092).

Item 27. Number of Contract Owners
----------------------------------

     As of January 31, 1999, there were 76,690 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

Item 28. Indemnification
------------------------

Section 21 of Public Act No. 97-246 of the Connecticut General Assembly (the "Act") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of this Act. Reference is hereby made to Section 33-771(e) of the Connecticut General Statutes ("CGS") regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, Aetna Inc. has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Item 29. Principal Underwriter
------------------------------

     (a) In addition to serving as the principal underwriter and depositor for the Registrant, Aetna Life Insurance and Annuity Company (Aetna) also acts as the principal underwriter, only, for Aetna Variable Encore Fund, Aetna Variable Fund, Aetna Generation Portfolios, Inc., Aetna Income Shares, Aetna Balanced VP, Inc. (formerly Aetna Investment Advisers Fund, Inc.), Aetna GET Fund, and Aetna Variable Portfolios, Inc. and as principal underwriter and investment adviser for Portfolio Partners, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Additionally, Aetna acts as the principal underwriter and depositor for Variable Life Account B of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1998:   *

   (1)                         (2)                       (3)                       (4)                 (5)
Name of                  Net Underwriting           Compensation on
Principal                Discounts and              Redemption or                Brokerage
Underwriter              Commissions                Annuitization                Commissions       Compensation**
-----------              -----------                -------------                -----------       --------------
Aetna Life Insurance                                  $_________                                    $_________
and Annuity Company

*  To be filed by amendment.

** Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B.

Item 30. Location of Accounts and Records
-----------------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

Item 31. Management Services
----------------------------

     Not applicable

Item 32. Undertakings
---------------------

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) [Paragraph] 78,904 at 78,523 (November 22,
         1988).

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company has duly caused this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 25th day of February, 1999.

                                    VARIABLE ANNUITY ACCOUNT B OF AETNA
                                    LIFE INSURANCE AND ANNUITY COMPANY

                                        (Registrant)

                             By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY

                                        (Depositor)

                             By:    Thomas J. McInerney*
                                    -----------------------------------------
                                    Thomas J. McInerney
                                    President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                              Title                                                                Date
---------                              -----                                                                ----
Thomas J. McInerney*                   Director and President                                         )
-------------------------------------  (principal executive officer)                                  )
Thomas J. McInerney                                                                                   )
                                                                                                      )
Catherine H. Smith*                    Director and Chief Financial Officer                           )   February
-------------------------------------                                                                 )
Catherine H. Smith                                                                                    )   25, 1999
                                                                                                      )
Shaun P. Mathews*                      Director                                                       )
-------------------------------------                                                                 )
Shaun P. Mathews                                                                                      )
                                                                                                      )
Deborah Koltenuk*                      Vice President, Treasurer and Corporate Controller             )
-------------------------------------                                                                 )
Deborah Koltenuk                                                                                      )

By:   /s/ J. Neil McMurdie
      ------------------------------
      J. Neil McMurdie
      *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B

                                  EXHIBIT INDEX

Exhibit No.             Exhibit
-----------             -------

99-B.9                  Opinion and Consent of Counsel                        *

99-B.10                 Consent of Independent Auditors                       *

99-B.15.1               Powers of Attorney                                __________

*To be filed by amendment